UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04920

WASATCH FUNDS TRUST

(Exact name of registrant as specified in charter)

505 Wakara Way 3rd Floor Salt Lake City, Utah	84108
(Address of principal executive offices)	(Zip code)

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Funds Trust 505 Wakara Way, 3rd Floor Salt Lake City, Utah 84108	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Item 1.	Schedule of Investments.

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments

December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 97.1%

	Airlines 7.0%
247,674	Allegiant Travel Co.	$37,232,833
414,578	Spirit Airlines, Inc.*	31,333,805

		68,566,638

	Application Software 6.0%
215,701	ANSYS, Inc.*	17,687,482
233,083	Tyler Technologies, Inc.*	25,508,604
109,176	Ultimate Software Group, Inc.*	16,028,674

		59,224,760

	Asset Management & Custody Banks 3.3%
597,285	SEI Investments Co.	23,915,292
53,262	Virtus Investment Partners, Inc.	9,080,638

		32,995,930

	Automotive Retail 1.0%
176,353	Monro Muffler Brake, Inc.	10,193,203

	Biotechnology 2.5%
1,390,866	Abcam plc (United Kingdom)	10,069,568
456,604	Seattle Genetics, Inc.*	14,670,686

		24,740,254

	Commercial Printing 1.0%
1,219,716	InnerWorkings, Inc.*	9,501,588

	Consumer Finance 5.9%
164,316	Credit Acceptance Corp.*	22,414,346
133,882	First Cash Financial Services, Inc.*	7,453,211
1,856,400	Mahindra & Mahindra Financial Services Ltd. (India)	9,633,120
322,036	PRA Group, Inc.*	18,655,545

		58,156,222

	Data Processing & Outsourced Services 5.2%
88,476	Alliance Data Systems Corp.*	25,308,560
351,631	ExlService Holdings, Inc.*	10,095,326
343,780	Syntel, Inc.*	15,463,224

		50,867,110

	Distributors 1.0%
156,276	Pool Corp.	9,914,149

	Diversified Banks 3.8%
8,368,149	City Union Bank Ltd. (India)	12,443,034
2,083,820	Yes Bank Ltd. (India)	25,287,157

		37,730,191

	Diversified Support Services 4.2%
1,131,035	Copart, Inc.*	41,271,467

	Electrical Components & Equipment 2.6%
538,186	Polypore International, Inc.*	25,321,651

	Environmental & Facilities Services 2.1%
465,627	Waste Connections, Inc.	20,482,932

	Health Care Facilities 2.4%
539,076	Ensign Group, Inc. (The)	23,929,584

	Health Care REITs 0.9%
725,327	CareTrust REIT, Inc.	8,943,282

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Health Care Services 5.0%
241,282	ExamWorks Group, Inc.*	$10,034,918
257,292	IPC The Hospitalist Co., Inc.*	11,807,130
418,765	MEDNAX, Inc.*	27,684,554

		49,526,602

	Homebuilding 1.0%
565,286	Installed Building Products, Inc.*	10,073,397

	Homefurnishing Retail 1.5%
246,750	Mattress Firm Holding Corp.*	14,331,240

	Industrial Machinery 2.4%
307,461	IDEX Corp.	23,932,764

	Internet Retail 0.6%
155,634	Blue Nile, Inc.*	5,604,380

	Internet Software & Services 9.4%
448,282	Cimpress N.V.*	33,549,425
846,715	Cornerstone OnDemand, Inc.*	29,804,368
668,571	Dealertrack Technologies, Inc.*	29,624,381

		92,978,174

	IT Consulting & Other Services 1.3%
278,622	EPAM Systems, Inc.*	13,304,201

	Leisure Facilities 2.8%
489,486	Life Time Fitness, Inc.*	27,714,697

	Life Sciences Tools & Services 3.4%
573,500	Divi’s Laboratories Ltd. (India)	15,639,111
358,224	ICON plc* (Ireland)	18,265,842

		33,904,953

	Oil & Gas Equipment & Services 1.6%
117,555	Dril-Quip, Inc.*	9,019,995
298,022	TGS-NOPEC Geophysical Co. ASA (Norway)	6,401,299

		15,421,294

	Oil & Gas Exploration & Production 0.4%
309,124	Ultra Petroleum Corp.*	4,068,072

	Oil & Gas Refining & Marketing 1.4%
291,271	World Fuel Services Corp.	13,669,348

	Personal Products 1.4%
309,812	Nu Skin Enterprises, Inc., Class A	13,538,784

	Research & Consulting Services 2.8%
529,083	Acacia Research Corp.	8,962,666
263,477	Corporate Executive Board Co. (The)	19,109,987

		28,072,653

	Semiconductors 2.2%
307,265	Melexis N.V. (Belgium)	13,903,563
158,407	Power Integrations, Inc.	8,195,978

		22,099,541

	Specialized Finance 0.7%
230,065	CRISIL Ltd. (India)	6,928,917

	Specialty Chemicals 2.2%
326,281	Balchem Corp.	21,743,366

	Specialty Stores 0.6%
131,345	Hibbett Sports, Inc.*	6,361,038

WASATCH CORE GROWTH FUND (WGROX / WIGRX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Systems Software 1.4%
673,500	Infoblox, Inc.*	$13,611,435

	Trading Companies & Distributors 1.2%
140,209	MSC Industrial Direct Co., Inc., Class A	11,391,981

	Trucking 4.9%
600,940	Knight Transportation, Inc.	20,227,640
359,568	Old Dominion Freight Line, Inc.*	27,916,860

		48,144,500

	Total Common Stocks (cost $559,112,278)	958,260,298

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.6%

	Repurchase Agreement 2.6%
$25,651,311	Repurchase Agreement dated 12/31/14, 0.00% due 1/2/15 with State Street Bank and Trust Co. collateralized by $25,970,000 of United States Treasury Notes 1.625% due 3/31/19; value: $26,164,775; repurchase proceeds: $25,651,311 (cost $25,651,311)	$25,651,311

	Total Short-Term Investments (cost $25,651,311)	25,651,311

	Total Investments (cost $584,763,589) 99.7%§	983,911,609
	Other Assets less Liabilities 0.3%	2,558,500

	NET ASSETS 100.0%	$986,470,109

	*Non-income producing.

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 10.17%.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

At December 31, 2014, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	1.5
India	7.3
Ireland	1.9
Norway	0.7
United Kingdom	1.0
United States	87.6

Total	100.0%

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments

December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 92.6%

	Agricultural Products 0.8%
36,090	Kaveri Seed Co. Ltd. (India)	$440,014

	Air Freight & Logistics 1.4%
8,104	Blue Dart Express Ltd. (India)	812,560

	Apparel, Accessories & Luxury Goods 1.4%
2,778	Page Industries Ltd. (India)	515,177
49,791	Titan Co. Ltd. (India)	299,933

		815,110

	Auto Parts & Equipment 3.4%
2,778	Bosch Ltd. (India)	854,356
15,289	WABCO India Ltd. (India)	1,076,875

		1,931,231

	Building Products 1.4%
84,413	Kajaria Ceramics Ltd. (India)	795,469

	Commodity Chemicals 4.3%
121,360	Berger Paints India Ltd. (India)	775,221
136,380	Gulf Oil Lubricants India Ltd. (India)	1,121,509
58,192	Supreme Industries Ltd. (India)	549,446

		2,446,176

	Construction Machinery & Heavy Trucks 2.3%
5,569	Eicher Motors Ltd. (India)	1,315,582

	Consumer Finance 6.8%
187,326	Mahindra & Mahindra Financial Services Ltd. (India)	972,061
92,618	Repco Home Finance Ltd. (India)	972,188
37,063	Shriram City Union Finance Ltd. (India)	1,138,857
45,530	Shriram Transport Finance Co., Ltd. (India)	794,199

		3,877,305

	Data Processing & Outsourced Services 0.7%
187,195	Vakrangee Ltd. (India)	366,705

	Diversified Banks 6.7%
88,535	Axis Bank Ltd. (India)	699,910
399,367	City Union Bank Ltd. (India)	593,839
491,825	DCB Bank Ltd.* (India)	938,187
63,710	IndusInd Bank Ltd. (India)	806,410
26,740	Kotak Mahindra Bank Ltd. (India)	531,798
20,450	Yes Bank Ltd. (India)	248,161

		3,818,305

	Diversified Chemicals 2.2%
20,481	BASF India Ltd. (India)	415,298
94,676	Pidilite Industries Ltd. (India)	813,227

		1,228,525

	Diversified Real Estate Activities 0.7%
279,322	Delta Corp. Ltd. (India)	399,458

	Electric Utilities 1.2%
425,753	OPG Power Ventures plc* (India)	657,565

	Electrical Components & Equipment 3.4%
100,705	Amara Raja Batteries Ltd. (India)	1,313,906
34,375	V-Guard Industries Ltd. (India)	635,112

		1,949,018

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Fertilizers & Agricultural Chemicals 3.0%
17,193	Bayer CropScience Ltd. (India)	$864,180
119,247	Rallis India Ltd. (India)	405,562
83,672	UPL Ltd. (India)	458,069

		1,727,811

	Footwear 0.6%
16,795	Bata India Ltd. (India)	346,628

	Health Care Facilities 0.9%
26,873	Apollo Hospitals Enterprise Ltd. (India)	479,739

	Heavy Electrical Equipment 1.3%
104,719	TD Power Systems Ltd. (India)	743,509

	Household Appliances 0.5%
5,219	Hawkins Cookers Ltd. (India)	305,104

	Household Products 0.5%
64,025	Jyothy Laboratories Ltd. (India)	262,658

	Housewares & Specialties 2.0%
156,920	LA Opala RG Ltd. (India)	1,126,264

	Industrial Machinery 5.2%
47,346	AIA Engineering Ltd. (India)	814,613
50,723	Cummins India Ltd. (India)	700,541
9,817	FAG Bearings India Ltd. (India)	555,050
193,250	Sarine Technologies Ltd. (Israel)	357,902
24,965	SKF India Ltd. (India)	537,881

		2,965,987

	Internet Retail 1.7%
37,546	MakeMyTrip Ltd.* (India)	975,821

	Internet Software & Services 0.3%
8,699	Just Dial Ltd. (India)	186,235

	IT Consulting & Other Services 7.9%
21,250	CMC Ltd. (India)	651,412
18,682	Cognizant Technology Solutions Corp., Class A*	983,794
34,785	HCL Technologies Ltd. (India)	882,417
55,152	Persistent Systems Ltd. (India)	1,450,391
12,712	Tech Mahindra Ltd. (India)	521,106

		4,489,120

	Life Sciences Tools & Services 1.9%
39,372	Divi’s Laboratories Ltd. (India)	1,073,658

	Packaged Foods & Meats 2.7%
35,529	Britannia Industries Ltd. (India)	1,030,613
3,471	GlaxoSmithKline Consumer Healthcare Ltd. (India)	323,166
1,999	Nestlé India Ltd. (India)	202,046

		1,555,825

	Personal Products 5.6%
94,558	Bajaj Corp. Ltd. (India)	529,140
18,891	Colgate-Palmolive India Ltd. (India)	534,279
165,612	Dabur India Ltd. (India)	614,225
59,027	Godrej Consumer Products Ltd. (India)	911,740
46,433	Marico Ltd. (India)	238,550
3,612	Procter & Gamble Hygiene & Health Care Ltd. (India)	329,777

		3,157,711

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Pharmaceuticals 10.6%
19,590	Dr. Reddy’s Laboratories Ltd. (India)	$997,439
86,150	Glenmark Pharmaceuticals Ltd. (India)	1,048,363
58,928	Lupin Ltd. (India)	1,332,319
1,392,555	Marksans Pharma Ltd. (India)	1,340,403
54,688	Natco Pharma Ltd. (India)	1,335,133

		6,053,657

	Publishing 0.6%
56,279	D.B. Corp. Ltd. (India)	358,417

	Restaurants 1.0%
26,528	Jubilant Foodworks Ltd.* (India)	573,208

	Specialized Consumer Services 0.0%
771	Marico Kaya Enterprises Ltd.* (India)	11,652

	Specialized Finance 3.4%
33,080	Credit Analysis & Research Ltd. (India)	783,035
19,210	CRISIL Ltd. (India)	578,552
10,955	ICRA Ltd. (India)	572,720

		1,934,307

	Specialty Chemicals 1.1%
53,467	Asian Paints Ltd. (India)	634,016

	Systems Software 0.5%
90,048	KPIT Technologies Ltd. (India)	286,556

	Thrifts & Mortgage Finance 3.4%
244,737	Gruh Finance Ltd. (India)	1,055,518
31,543	Housing Development Finance Corp. Ltd. (India)	564,171
44,710	LIC Housing Finance Ltd. (India)	307,315

		1,927,004

	Wireless Telecommunication Services 1.2%
269,102	Idea Cellular Ltd. (India)	651,878

	Total Common Stocks (cost $38,710,960)	52,679,788

Principal Amount		Value

	CORPORATE BONDS 0.0%

	Air Freight & Logistics 0.0%
$532,980	Blue Dart Express Ltd., 9.30%, 11/20/17 (India)	$8,443
304,560	Blue Dart Express Ltd., 9.40%, 11/20/18 (India)	4,873
228,420	Blue Dart Express Ltd., 9.50%, 11/20/19 (India)	3,695

		17,011

	Total Corporate Bonds (cost $8,241)	17,011

	SHORT-TERM INVESTMENTS 7.1%

	Repurchase Agreement 7.1%
4,021,279	Repurchase Agreement dated 12/31/14, 0.00% due 1/2/15 with State Street Bank and Trust Co. collateralized by $4,075,000 of United States Treasury Notes 1.625% due 3/31/19; value: $4,105,563; repurchase proceeds: $4,021,279 (cost $4,021,279)	4,021,279

	Total Short-Term Investments (cost $4,021,279)	4,021,279

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Value
Total Investments (cost $42,740,480) 99.7%§	$56,718,078
Other Assets less Liabilities 0.3%	192,727

NET ASSETS 100.0%	$56,910,805

*Non-income producing.
§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 73.38%.
See Notes to Schedules of Investments.

At December 31, 2014, Wasatch Emerging India Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
India	97.4
Israel	0.7
United States	1.9

Total	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX) – Schedule of Investments

December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 97.9%

	Airport Services 2.1%
195,600	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (Mexico)	$1,226,269

	Casinos & Gaming 1.7%
440,564	Melco International Development Ltd. (China)	965,655

	Construction & Engineering 2.9%
137,724	Promotora y Operadora de Infraestructura S.A.B. de C.V.* (Mexico)	1,662,021

	Construction Materials 3.0%
260,191	Cemex Latam Holdings S.A.* (Colombia)	1,751,759

	Diversified Banks 20.7%
200,675	Axis Bank Ltd. (India)	1,586,429
1,212,811	BBVA Banco Continental S.A. (Peru)	1,892,791
139,790	IndusInd Bank Ltd. (India)	1,769,392
286,200	Kasikornbank Public Co. Ltd. (Thailand)	1,981,153
1,083,311	Metropolitan Bank & Trust (Philippines)	1,997,418
376,550	National Bank of Ras Al-Khaimah PSC (United Arab Emirates)	834,266
1,994,689	PT Bank Rakyat Indonesia (Persero) Tbk (Indonesia)	1,874,969

		11,936,418

	Diversified Capital Markets 2.2%
183,766	Grupo Financiero Interacciones S.A. de C.V., Class 0 (Mexico)	1,246,444

	Drug Retail 3.0%
181,658	Raia Drogasil S.A. (Brazil)	1,748,941

	Food Retail 4.4%
70,029	BIM Birlesik Magazalar A.S. (Turkey)	1,495,383
135,567	President Chain Store Corp. (Taiwan)	1,047,096

		2,542,479

	Health Care Facilities 3.5%
1,645,637	Bangkok Dusit Medical Services Public Co. Ltd. (Thailand)	860,333
320,125	Life Healthcare Group Holdings Ltd. (South Africa)	1,181,440

		2,041,773

	Hotels, Resorts & Cruise Lines 2.0%
4,118,600	Bloomberry Resorts Corp.* (Philippines)	1,135,508

	Industrial Machinery 1.8%
91,600	Weg S.A. (Brazil)	1,054,458

	Internet Software & Services 3.9%
17,561	MercadoLibre, Inc. (Brazil)	2,242,013

	IT Consulting & Other Services 2.1%
47,711	HCL Technologies Ltd. (India)	1,210,320

	Life & Health Insurance 4.5%
137,292	Discovery Ltd. (South Africa)	1,313,228
209,527	Sanlam Ltd. (South Africa)	1,259,558

		2,572,786

	Managed Health Care 3.5%
192,122	Qualicorp S.A.* (Brazil)	2,009,251

	Marine Ports & Services 3.9%
873,052	International Container Terminal Services, Inc. (Philippines)	2,231,062

	Multi-Line Insurance 2.3%
109,161	BB Seguridade Participacoes S.A. (Brazil)	1,317,248

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Packaged Foods & Meats 4.5%
31,286	M Dias Branco S.A. (Brazil)	$1,071,035
345,800	Universal Robina Corp. (Philippines)	1,507,649

		2,578,684

	Personal Products 3.3%
122,027	Godrej Consumer Products Ltd. (India)	1,884,848

	Pharmaceuticals 9.9%
140,661	Glenmark Pharmaceuticals Ltd. (India)	1,711,709
84,630	Lupin Ltd. (India)	1,913,423
2,264,292	Sino Biopharmaceutical Ltd. (China)	2,052,147

		5,677,279

	Soft Drinks 3.3%
88,823	Coca-Cola Icecek A.S. (Turkey)	1,918,229

	Specialty Chemicals 3.4%
166,462	Asian Paints Ltd. (India)	1,973,918

	Wireless Telecommunication Services 6.0%
494,208	Idea Cellular Ltd. (India)	1,197,179
2,859,478	PT Tower Bersama Infrastructure Tbk (Indonesia)	2,236,443

		3,433,622

	Total Common Stocks (cost $51,769,010)	56,360,985

	PREFERRED STOCKS 0.4%

	Diversified Banks 0.4%
20,219	Banco Davivienda S.A. Pfd. (Colombia)	239,072

	Total Preferred Stocks (cost $246,019)	239,072

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.5%

	Repurchase Agreement 1.5%
$892,000	Repurchase Agreement dated 12/31/14, 0.00% due 1/2/15 with State Street Bank and Trust Co. collateralized by $905,000 of United States Treasury Bonds 1.625% due 3/31/19; value: $911,788; repurchase proceeds: $892,000 (cost $892,000)	$892,000

	Total Short-Term Investments (cost $892,000)	892,000

	Total Investments (cost $52,907,029) 99.8%§	57,492,057
	Other Assets less Liabilities 0.2%	87,141

	NET ASSETS 100.0%	$57,579,198

	*Non-income producing.
	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 68.53%.
	See Notes to Schedules of Investments.

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

At December 31, 2014, Wasatch Emerging Markets Select Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	16.7
China	5.3
Colombia	3.5
India	23.4
Indonesia	7.3
Mexico	7.3
Peru	3.4
Philippines	12.1
South Africa	6.6
Taiwan	1.9
Thailand	5.0
Turkey	6.0
United Arab Emirates	1.5

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments

December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 100.2%

	Airport Services 3.0%
4,511,388	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.* (Mexico)	$20,675,250
2,992,929	Malaysia Airports Holdings Berhad (Malaysia)	5,820,654
1,558,554	TAV Havalimanlari Holding A.S. (Turkey)	12,704,979

		39,200,883

	Apparel Retail 0.8%
499,073	Mr Price Group Ltd. (South Africa)	10,085,880

	Application Software 1.2%
818,734	Linx S.A. (Brazil)	15,554,160

	Asset Management & Custody Banks 0.9%
1,029,610	CETIP S.A. – Mercados Organizados (Brazil)	12,472,140

	Automotive Retail 0.6%
442,109	Kolao Holdings* (Korea)	7,802,910

	Biotechnology 0.9%
128,733	Cell Biotech Co. Ltd.* (Korea)	6,068,478
18,069	Medy-Tox, Inc. (Korea)	5,222,605

		11,291,083

	Building Products 0.0%
587,611	China Lesso Group Holdings Ltd. (China)	286,062

	Casinos & Gaming 2.5%
69,438,529	Melco Crown Philippines Resorts Corp.* (Philippines)	21,002,066
572,667	Paradise Co. Ltd. (Korea)	12,207,060

		33,209,126

	Catalog Retail 0.5%
649,055	Momo.com, Inc. (Taiwan)	6,890,638

	Commodity Chemicals 1.5%
3,017,019	Berger Paints India Ltd. (India)	19,272,056

	Construction & Engineering 0.9%
8,133,197	China Singyes Solar Technologies Holdings Ltd.* (China)	11,283,779

	Construction Materials 3.6%
1,510,348	Cemex Latam Holdings S.A.* (Colombia)	10,168,554
62,720,109	PT Holcim Indonesia Tbk (Indonesia)	11,025,031
1,398,552	Siam City Cement Public Co. Ltd. (Thailand)	18,448,984
8,572,895	Union Andina de Cementos S.A.A. (Peru)	8,430,469

		48,073,038

	Consumer Finance 4.5%
5,521,906	Credito Real S.A.B. de C.V. (Mexico)	11,829,111
4,470,153	Mahindra & Mahindra Financial Services Ltd. (India)	23,196,251
811,166	Shriram City Union Finance Ltd. (India)	24,925,180

		59,950,542

	Department Stores 1.3%
2,339,200	Poya Co. Ltd. (Taiwan)	17,649,513

	Diversified Banks 3.2%
10,260,360	EastWest Banking Corp.* (Philippines)	5,468,529
413,781	Intergroup Financial Services Corp. (Peru)	12,578,942
7,031,481	Security Bank Corp. (Philippines)	23,817,261

		41,864,732

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Diversified Capital Markets 0.5%
956,604	Grupo Financiero Interacciones S.A. de C.V., Class 0 (Mexico)	$6,488,431

	Diversified Chemicals 2.4%
3,737,670	Pidilite Industries Ltd. (India)	32,105,003

	Diversified Support Services 0.7%
134,987	KEPCO Plant Service & Engineering Co. Ltd.* (Korea)	9,783,483

	Drug Retail 1.2%
2,331,990	Clicks Group Ltd. (South Africa)	16,288,786

	Electrical Components & Equipment 0.8%
1,209,587	Voltronic Power Technology Corp. (Taiwan)	10,854,291

	Electronic Components 0.3%
418,405	Partron Co. Ltd. (Korea)	4,432,187

	Electronic Equipment & Instruments 1.3%
6,681,888	Chroma ATE, Inc. (Taiwan)	17,280,226

	Electronic Manufacturing Services 0.8%
9,706,250	Hana Microelectronics Public Co. Ltd. (Thailand)	11,210,866

	Fertilizers & Agricultural Chemicals 1.8%
478,296	Bayer CropScience Ltd. (India)	24,040,820

	Footwear 0.7%
238,358	Bata India Ltd. (India)	4,919,415
107,818	CCC S.A. (Poland)	4,054,608

		8,974,023

	General Merchandise Stores 1.1%
2,327,911	Taiwan FamilyMart Co. Ltd. (Taiwan)	14,654,112

	Health Care Equipment 0.9%
205,357	i-SENS, Inc.* (Korea)	11,727,948

	Health Care Facilities 0.9%
6,466,594	Phoenix Healthcare Group Co. Ltd. (China)	11,911,921

	Health Care Supplies 0.6%
522,709	St. Shine Optical Co. Ltd. (Taiwan)	8,527,809

	Highways & Railtracks 0.6%
13,695,985	PT Jasa Marga Persero Tbk (Indonesia)	7,772,116

	Home Furnishings 0.8%
99,699	Hanssem Co. Ltd.* (Korea)	10,363,030

	Home Improvement Retail 0.5%
25,526,016	Home Product Center Public Co. Ltd. (Thailand)	6,400,901

	Hotels, Resorts & Cruise Lines 2.7%
52,980,500	Bloomberry Resorts Corp.* (Philippines)	14,606,847
21,494,398	Minor International Public Co. Ltd. (Thailand)	21,233,068

		35,839,915

	Human Resource & Employment Services 0.6%
204,455	51job, Inc. ADR* (China)	7,329,712

	Hypermarkets & Super Centers 2.6%
213,449	Al Meera Consumer Goods Co. (Qatar)	11,610,085
693,930	InRetail Peru Corp.* (Peru)	12,456,044
5,967,488	Robinsons Retail Holdings, Inc. (Philippines)	10,098,672

		34,164,801

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Industrial Machinery 2.4%
1,317,992	Airtac International Group (Taiwan)	$11,827,903
650,379	Cummins India Ltd. (India)	8,982,461
1,327,130	Hiwin Technologies Corp. (Taiwan)	10,983,445

		31,793,809

	Internet Retail 2.6%
1,114,855	B2W Cia Digital* (Brazil)	9,411,386
1,900,719	Interpark Corp.* (Korea)	15,766,781
384,441	Jumei International Holding Ltd. ADR* (China)	5,236,086
139,928	MakeMyTrip Ltd.* (India)	3,636,729

		34,050,982

	Internet Software & Services 1.7%
81,591	Bitauto Holdings Ltd. ADR* (China)	5,744,823
47,236	MercadoLibre, Inc. (Brazil)	6,030,620
1,034,789	PChome Online, Inc. (Taiwan)	11,109,474

		22,884,917

	IT Consulting & Other Services 3.9%
1,117,032	Mindtree Ltd. (India)	22,871,903
667,034	Persistent Systems Ltd. (India)	17,541,707
4,597,045	Sonda S.A. (Chile)	10,885,537

		51,299,147

	Leisure Products 3.2%
2,484,892	Giant Manufacturing Co. Ltd. (Taiwan)	21,959,161
3,028,628	Merida Industry Co. Ltd. (Taiwan)	20,449,210

		42,408,371

	Life & Health Insurance 0.4%
3,515,858	Bangkok Life Assurance Public Co. Ltd. NVDR (Thailand)	4,893,708

	Managed Health Care 1.5%
1,916,656	Qualicorp S.A.* (Brazil)	20,044,781

	Marine Ports & Services 2.9%
8,855,878	International Container Terminal Services, Inc. (Philippines)	22,630,970
15,839,240	Westports Holdings Berhad (Malaysia)	15,220,891

		37,851,861

	Oil & Gas Equipment & Services 0.4%
3,549,938	Gulf Marine Services plc (United Arab Emirates)	5,543,681

	Oil & Gas Exploration & Production 1.6%
919,931	Dragon Oil plc (United Arab Emirates)	7,702,121
1,967,968	Gran Tierra Energy, Inc.* (Colombia)	7,576,677
966,057	Parex Resources, Inc.* (Colombia)	6,305,073

		21,583,871

	Packaged Foods & Meats 4.0%
667,190	Britannia Industries Ltd. (India)	19,353,619
90,306	GlaxoSmithKline Consumer Healthcare Ltd. (India)	8,407,911
3,117,928	Standard Foods Corp. (Taiwan)	6,906,766
2,396,802	Ulker Biskuvi Sanayi A.S. (Turkey)	18,944,779

		53,613,075

	Pharmaceuticals 5.5%
14,478,193	China Animal Healthcare Ltd. (China)	10,002,824
1,385,265	Glenmark Pharmaceuticals Ltd. (India)	16,857,344
10,828,567	Marksans Pharma Ltd. (India)	10,423,032
455,524	Natco Pharma Ltd. (India)	11,120,999
15,250,400	Sino Biopharmaceutical Ltd. (China)	13,821,567
1,219,830	TWi Pharmaceuticals, Inc.* (Taiwan)	10,449,482

		72,675,248

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Property & Casualty Insurance 0.4%
2,677,453	Qualitas Controladora S.A.B. de C.V.* ** (Mexico)	$5,521,364

	Real Estate Operating Companies 1.7%
11,789,400	Parque Arauco S.A. (Chile)	22,611,405

	Regional Banks 1.0%
2,539,186	Banregio Grupo Financiero S.A.B. de C.V.* (Mexico)	12,796,047

	Reinsurance 0.6%
19,601,700	Thaire Life Assurance Public Co. Ltd. (Thailand)	8,281,569

	Restaurants 1.4%
3,241,123	Alsea S.A.B. de C.V.* (Mexico)	8,924,123
447,975	Jubilant Foodworks Ltd.* (India)	9,679,685

		18,603,808

	Retail REITs 0.2%
6,524,735	CapitaMalls Malaysia Trust (Malaysia)	2,668,489

	Semiconductor Equipment 3.5%
473,869	Hermes Microvision, Inc. (Taiwan)	23,698,501
582,952	Koh Young Technology, Inc.* (Korea)	22,606,309

		46,304,810

	Semiconductors 2.1%
610,750	eMemory Technology, Inc. (Taiwan)	7,016,749
251,650	LEENO Industrial, Inc. (Korea)	8,787,142
5,173	Silergy Corp. (Taiwan)	42,089
7,524,625	Vanguard International Semiconductor Corp. (Taiwan)	12,312,859

		28,158,839

	Specialized Finance 1.9%
8,726,700	Chailease Holding Co. Ltd. (Taiwan)	21,612,781
151,457	Credit Analysis & Research Ltd. (India)	3,585,132

		25,197,913

	Specialty Chemicals 1.9%
68,577,255	D&L Industries, Inc. (Philippines)	25,410,952

	Specialty Stores 1.6%
250,341	Hotel Shilla Co. Ltd.* (Korea)	20,764,875

	Systems Software 0.8%
765,383	Totvs S.A. (Brazil)	10,077,648

	Technology Hardware, Storage & Peripherals 2.8%
1,181,960	Ennoconn Corp. (Taiwan)	8,879,011
589,751	KONA I Co. Ltd. (Korea)	18,017,499
1,316,243	TSC Auto ID Technology Co. Ltd. (Taiwan)	10,625,937

		37,522,447

	Textiles 0.3%
456,800	Eclat Textile Co. Ltd. (Taiwan)	4,591,024

	Trading Companies & Distributors 1.2%
610,622	iMarketKorea, Inc. (Korea)	15,672,738

	Wireless Telecommunication Services 1.5%
26,278,313	PT Tower Bersama Infrastructure Tbk (Indonesia)	20,552,690

	Total Common Stocks (cost $1,142,806,245)	1,328,416,992

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	WARRANTS 0.0%

	Hotels, Resorts & Cruise Lines 0.0%
1,074,720	Minor International Public Co. Ltd., expiring 11/3/17* (Thailand)	$158,758

	Total Warrants (cost $—)	158,758

	Total Investments (cost $1,142,806,245) 100.2%§	1,328,575,750
	Liabilities less Other Assets (0.2%)	(2,911,000)

	NET ASSETS 100.0%	$1,325,664,750

	*Non-income producing.
	**Common units.
	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 71.15%.
	ADR American Depositary Receipt.
	NVDR Non-Voting Depositary Receipt.
	REIT Real Estate Investment Trust.
	See Notes to Schedules of Investments.

At December 31, 2014, Wasatch Emerging Markets Small Cap Fund’s investments were in the following countries:

COUNTRY	%
Brazil	5.5
Chile	2.5
China	4.9
Colombia	1.8
India	19.6
Indonesia	3.0
Korea	12.7
Malaysia	1.8
Mexico	5.0
Peru	2.5
Philippines	9.3
Poland	0.3
Qatar	0.9
South Africa	2.0
Taiwan	19.5
Thailand	5.3
Turkey	2.4
United Arab Emirates	1.0

Total	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments

December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 97.0%

	Advertising 0.0%
110,600	Scan Group Ltd. (Kenya)	$56,150

	Agricultural & Farm Machinary 0.5%
894,400	Millat Tractors Ltd. (Pakistan)	5,783,238

	Air Freight & Logistics 1.5%
6,551,520	Agility Public Warehousing Co. KSC (Kuwait)	16,339,381
3,288,909	Aramex PJSC (United Arab Emirates)	2,757,473

		19,096,854

	Automobile Manufacturers 0.3%
403,600	Indus Motor Co. Ltd. (Pakistan)	3,573,280

	Brewers 12.0%
1,321,873	Carlsberg Brewery Malaysia Berhad (Malaysia)	4,419,373
7,270,554	Delta Corp. Ltd. (Zimbabwe)	7,415,965
12,265,372	East African Breweries Ltd. (Kenya)	41,990,782
4,825,690	Florida Ice & Farm Co. S.A. (Costa Rica)	6,399,215
262,581	Guinness Anchor Berhad (Malaysia)	920,259
1,074,765	Guinness Ghana Breweries Ltd. (Ghana)	1,069,751
10,748,081	Guinness Nigeria plc (Nigeria)	9,795,096
2,256,243	Lion Brewery Ceylon plc (Sri Lanka)	10,773,205
64,783	Murree Brewery Co. Ltd. (Pakistan)	710,502
5,600	Namibia Breweries Ltd. (Namibia)	8,952
36,605,999	Nigerian Breweries plc (Nigeria)	32,678,123
9,100	Phoenix Beverages Ltd. (Mauritius)	66,351
337,337	SABMiller plc (United Kingdom)	17,549,378
1,216	Societe de Limonaderies et Brasseries (Ivory Coast)	448,633
79,340	Societe Des Brasseries du Maroc (Morocco)	18,670,037
275,000	Tanzania Breweries Ltd. (Tanzania, United Republic Of)	2,235,863
6,852	Union de Cervecerias Peruanas Backus y Johnston S.A.A. (Peru)	28,057

		155,179,542

	Building Products 0.5%
4,736,157	Al Anwar Ceramic Tile Co. (Oman)	6,145,059

	Commodity Chemicals 0.2%
138,050	Berger Paints Bangladesh Ltd. (Bangladesh)	2,527,329
27,000	Paints & Chemical Industries Co. S.A.E. (Egypt)	174,196

		2,701,525

	Construction Materials 6.4%
1,896,460	Bamburi Cement Co. Ltd. (Kenya)	2,897,961
492,500	Heidelberger Cement Bangladesh Ltd. (Bangladesh)	3,158,446
4,588,840	Kohat Cement Co. Ltd. (Pakistan)	8,595,011
15,562,929	Lafarge Africa plc (Nigeria)	6,717,776
3,450,000	Lafarge Cement Zambia plc* (Zambia)	13,843,664
9,092,076	Lafarge Republic, Inc. (Philippines)	1,802,607
5,680,412	Lucky Cement Ltd. (Pakistan)	27,957,971
4,673,900	PT Semen Indonesia Persero Tbk (Indonesia)	6,101,808
504,572	Siam City Cement Public Co. Ltd. (Thailand)	6,656,056
8,641,037	Tokyo Cement Co. Lanka plc (Sri Lanka)	4,274,416

		82,005,716

	Consumer Finance 0.7%
15,260,188	Letshego Holdings Ltd. (Botswana)	4,266,230
24,753,100	People’s Leasing & Finance plc (Sri Lanka)	4,622,339

		8,888,569

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Department Stores 0.1%
2,951,376	Parkson Retail Asia Ltd. (Malaysia)	$1,785,536

	Distillers & Vintners 2.7%
780,868	Distell Group Ltd. (South Africa)	9,139,484
4,230,100	Distilleries Co. of Sri Lanka plc (Sri Lanka)	6,781,234
25,119,600	Emperador, Inc. (Philippines)	5,783,310
6,582,050	Vina Concha y Toro S.A. (Chile)	12,689,073

		34,393,101

	Diversified Banks 13.2%
414,422	Banco Latinoamericano de Comercio Exterior S.A., Class E	12,474,102
835,620	Bancolombia S.A. (Colombia)	9,718,720
6,707,750	Bank for Foreign Trade of Vietnam JSC (Vietnam)	10,004,780
10,426,300	Barclays Bank of Kenya Ltd. (Kenya)	1,933,480
2,078,536	BBVA Banco Continental S.A. (Peru)	3,243,897
120,144	BLOM Bank SAL (Lebanon)	1,057,267
659,681	BLOM Bank SAL GDR (Lebanon)	6,761,730
4,578,100	CAL Bank Ltd. (Ghana)	1,438,221
20,383,126	Commercial Bank of Ceylon plc (Sri Lanka)	26,571,416
3,867,600	Commercial International Bank S.A.E (Egypt)	26,340,821
19,569,100	Equity Bank Ltd. (Kenya)	10,808,551
1,126,700	Ghana Commercial Bank Ltd. (Ghana)	1,933,278
1,508,371	Guaranty Trust Bank plc GDR (Nigeria)	9,800,849
4,146,200	Islami Bank Bangladesh Ltd. (Bangladesh)	1,245,057
28,862,395	Kenya Commercial Bank Ltd. (Kenya)	18,049,563
4,243,668	MCB Bank Ltd. (Pakistan)	12,959,599
2,192,155	National Bank of Ras Al-Khaimah PSC (United Arab Emirates)	4,856,834
202,000	National Microfinance Bank plc (Tanzania, United Republic Of)	396,307
126,092,227	Stanbic Bank Uganda Ltd.* (Uganda)	1,550,501
93,981,772	Zenith Bank plc (Nigeria)	9,344,172

		170,489,145

	Food Retail 0.8%
1,500,000	Cargills Ceylon plc (Sri Lanka)	1,753,983
24,353,700	OK Zimbabwe (Zimbabwe)	2,800,676
3,179,854	Philippine Seven Corp. (Philippines)	6,027,387

		10,582,046

	Footwear 1.1%
49,400	Bata Shoe Co. Bangladesh Ltd. (Bangladesh)	748,052
3,144,226	Forus S.A. (Chile)	13,185,130

		13,933,182

	Health Care Facilities 0.7%
273,000	Al Noor Hospitals Group plc (United Kingdom)	4,210,128
653,429	NMC Health plc (United Arab Emirates)	4,647,755

		8,857,883

	Household Products 0.9%
25,907	Colgate-Palmolive Pakistan Ltd. (Pakistan)	515,434
1,038,070	Unilever Ghana Ltd.* (Ghana)	3,454,852
38,054,859	Unilever Nigeria plc (Nigeria)	7,816,842

		11,787,128

	Hypermarkets & Super Centers 2.6%
744,081	Almacenes Exito S.A. (Colombia)	9,142,506
266,846	PriceSmart, Inc. (Costa Rica)	24,341,692

		33,484,198

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Industrial Conglomerates 0.3%
3,868,367	Hemas Holdings plc (Sri Lanka)	$2,190,699
3,684,458	Innscor Africa Ltd. (Zimbabwe)	2,302,786

		4,493,485

	Industrial Gases 0.1%
71,000	Linde Bangladesh Ltd. (Bangladesh)	827,579

	Integrated Telecommunication Services 1.2%
379,784	Sonatel (Senegal)	15,973,477

	Life & Health Insurance 0.1%
3,450,849	Enterprise Group Ltd. (Ghana)	1,878,378

	Marine Ports & Services 0.8%
158,860	DP World Ltd. (United Arab Emirates)	3,318,432
2,544,266	International Container Terminal Services, Inc. (Philippines)	6,501,807

		9,820,239

	Multi-Line Insurance 0.4%
3,161,249	Botswana Insurance Holdings Ltd. (Botswana)	3,824,166
2,824	Wafa Assurance (Morocco)	1,127,856

		4,952,022

	Oil & Gas Exploration & Production 0.8%
2,626,665	Pakistan Oilfields Ltd. (Pakistan)	9,930,729

	Oil & Gas Refining & Marketing 1.9%
124,955	Attock Petroleum Ltd. (Pakistan)	665,018
6,300,185	Chevron Lubricants Lanka plc (Sri Lanka)‡‡	19,094,660
10,618,772	Lanka IOC plc (Sri Lanka)	4,839,959

		24,599,637

	Packaged Foods & Meats 19.2%
10,448,645	Agthia Group PJSC (United Arab Emirates)	17,617,692
4,325,433	Alicorp S.A. (Peru)	10,321,808
27,765,415	Cadbury Nigeria plc (Nigeria)	6,296,528
15,581	Centrale Laitiere (Morocco)	2,448,897
6,651,700	Dairibord Holdings Ltd.* (Zimbabwe)	532,136
57,000	Delice Holding* (Tunisia)	462,682
104,300	Dutch Lady Milk Industries Berhad (Malaysia)	1,263,950
1,638,172	FAN Milk Ltd. (Ghana)	2,675,086
2,382,300	Grupo Herdez S.A.B. de C.V. (Mexico)	5,720,720
1,013,480	Grupo Nutresa S.A. (Colombia)	12,196,730
14,526,194	Juhayna Food Industries* (Egypt)	19,313,515
2,058,090	Kinh Do Corp. (Vietnam)	4,801,809
7,049	Ledo dd (Croatia)	9,163,226
517,172	National Foods Holdings (Zimbabwe)	1,758,385
435,331	Nestlé Lanka plc (Sri Lanka)	6,984,541
74,400	Nestlé Malaysia Berhad (Malaysia)	1,454,770
6,388,934	Nestlé Nigeria plc (Nigeria)	34,992,621
21,076	Nestlé Pakistan Ltd. (Pakistan)	1,907,899
6,069,937	Olympic Industries Ltd. (Bangladesh)	17,627,549
19,741,652	PT Indofood CBP Sukses Makmur Tbk (Indonesia)	20,819,008
721,374	PT Mayora Indah Tbk (Indonesia)	1,217,095
1,618,714	Ulker Biskuvi Sanayi A.S. (Turkey)	12,794,624
6,639,642	Universal Robina Corp. (Philippines)	28,948,086
5,921,876	Vietnam Dairy Products JSC (Vietnam)	26,442,509

		247,761,866

	Personal Products 0.2%
160,650	Marico Bangladesh Ltd. (Bangladesh)	2,291,466

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Pharmaceuticals 6.1%
2,617,135	Abbott Laboratories Pakistan Ltd. (Pakistan)	$18,478,736
897,563	DHG Pharmaceutical JSC (Vietnam)	4,028,804
1,050,742	Egyptian International Pharmaceutical Industrial Co. (Egypt)	11,532,185
11,250	GlaxoSmithKline Bangladesh Ltd. (Bangladesh)	219,442
12,782,421	GlaxoSmithKline Consumer Nigeria plc (Nigeria)	3,484,781
1,854,050	GlaxoSmithKline Pakistan Ltd. (Pakistan)	4,020,351
226,144	Hikma Pharmaceuticals plc (United Kingdom)	6,934,640
8,767,887	Square Pharmaceuticals Ltd. (Bangladesh)	29,074,392
300,000	Traphaco JSC (Vietnam)	1,023,963

		78,797,294

	Publishing 0.2%
743,422	Nation Media Group Ltd. (Kenya)	2,175,669

	Restaurants 2.2%
2,936,703	Kuwait Foods Americana (Kuwait)	27,924,220

	Soft Drinks 0.7%
940,900	Arca Continental S.A.B. de C.V. (Mexico)	5,951,731
36,456,973	Pepsi-Cola Products Philippines, Inc.* (Philippines)	3,331,131

		9,282,862

	Specialty Chemicals 0.9%
3,148,500	Akzo Nobel Pakistan Ltd. (Pakistan)‡‡	11,188,612
863,988	Chemical and Allied Products plc (Nigeria)	179,408

		11,368,020

	Steel 1.3%
7,015,297	Hoa Phat Group JSC (Vietnam)	17,377,413

	Technology Distributors 0.5%
2,980,027	FPT Corp. (Vietnam)	6,670,884

	Tobacco 4.5%
598,500	British American Tobacco Bangladesh Co. Ltd. (Bangladesh)	20,353,224
1,341,941	British American Tobacco Kenya Ltd. (Kenya)	13,337,901
1,217,442	Ceylon Tobacco Co. plc (Sri Lanka)	9,836,041
368,762	Eastern Co. (Egypt)	11,346,959
263,645	Pakistan Tobacco Co. Ltd. (Pakistan)	2,801,207

		57,675,332

	Wireless Telecommunication Services 11.4%
137,412,700	Dialog Axiata plc (Sri Lanka)	13,858,514
14,570,739	Econet Wireless Zimbabwe Ltd. (Zimbabwe)	8,742,443
184,760	Globe Telecom, Inc. (Philippines)	7,094,003
7,738,600	GrameenPhone Ltd. (Bangladesh)	35,750,991
242,740	Millicom International Cellular S.A. (Colombia)	17,998,780
1,340,849	MTN Group Ltd. (South Africa)	25,481,560
187,600,961	Safaricom Ltd. (Kenya)	29,212,298
827,652	Vodacom Group Ltd. (South Africa)	9,149,359

		147,287,948

	Total Common Stocks (cost $1,170,526,488)	1,249,830,672

	PARTICIPATION NOTES 1.7%

	Health Care Facilities 0.3%
137,695	Al Mouwasat Medical Services, HSBC Bank, 4/13/15, Series 0002 (Saudi Arabia)	4,550,142

	Hypermarkets & Super Centers 0.5%
221,576	Abdullah Al Othaim Markets, HSBC Bank, 7/31/17, Series 0012 (Saudi Arabia)	6,214,839

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Restaurants 0.9%
309,723	Herfy Food Services Co., HSBC Bank, 10/8/15, Series 0000 (Saudi Arabia)	$8,171,349
123,889	Herfy Food Services Co., HSBC Bank, 7/6/17, Series 0000 (Saudi Arabia)	3,268,534

		11,439,883

	Total Participation Notes (cost $19,719,756)	22,204,864

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.1%
	Repurchase Agreement 0.1%
$1,207,698	Repurchase Agreement dated 12/31/14, 0.00% due 1/2/15 with State Street Bank and Trust Co. collateralized by $1,225,000 of United States Treasury Bonds 1.625% due 03/31/19; value: $1,234,188; repurchase proceeds: $1,207,698 (cost $1,207,698)	$1,207,698

	Total Short-Term Investments (cost $1,207,698)	1,207,698

	Total Investments (cost $1,191,453,942) 98.8%§	1,273,243,234
	Other Assets less Liabilities 1.2%	15,574,301

	NET ASSETS 100.0%	$1,288,817,535

	*Non-income producing.
	‡‡Affiliated company (see Note 6).
	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 52.23%.
	GDR Global Depositary Receipt.
	See Notes to Schedules of Investments.

At December 31, 2014, Wasatch Frontier Emerging Small Countries Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Bangladesh	8.9
Botswana	0.6
Chile	2.0
Colombia	3.9
Costa Rica	2.4
Croatia	0.7
Egypt	5.4
Ghana	1.0
Indonesia	2.2
Ivory Coast	< 0.1
Kenya	9.5
Kuwait	3.5
Lebanon	0.6
Malaysia	0.8
Mauritius	< 0.1
Mexico	0.9
Morocco	1.8
Namibia	< 0.1
Nigeria	9.5
Oman	0.5
Pakistan	8.6
Peru	1.1
Philippines	4.7

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

COUNTRY	%
Saudi Arabia	1.7
Senegal	1.3
South Africa	3.4
Sri Lanka	8.8
Tanzania, United Republic Of	0.2
Thailand	0.5
Tunisia	< 0.1
Turkey	1.0
Uganda	0.1
United Arab Emirates	2.6
United Kingdom	2.3
United States	1.0
Vietnam	5.5
Zambia	1.1
Zimbabwe	1.9

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments

December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 100.1%

	Air Freight & Logistics 1.1%
65,045	Echo Global Logistics, Inc.*	$1,899,314

	Airlines 3.4%
23,923	Allegiant Travel Co.	3,596,345
30,400	Spirit Airlines, Inc.*	2,297,632

		5,893,977

	Airport Services 1.7%
666,125	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.* (Mexico)	3,052,786

	Apparel, Accessories & Luxury Goods 1.2%
82,345	Salvatore Ferragamo Italia S.p.A. (Italy)	2,026,579

	Application Software 1.4%
16,839	Ultimate Software Group, Inc.*	2,472,218

	Asset Management & Custody Banks 0.6%
6,678	Virtus Investment Partners, Inc.	1,138,532

	Biotechnology 3.7%
11,427	Medy-Tox, Inc. (Korea)	3,302,823
101,678	Seattle Genetics, Inc.*	3,266,914

		6,569,737

	Casinos & Gaming 0.7%
578,956	Melco International Development Ltd. (China)	1,268,991

	Construction & Engineering 1.4%
200,503	Promotora y Operadora de Infraestructura S.A.B. de C.V.* (Mexico)	2,419,623

	Construction Materials 1.2%
303,920	Cemex Latam Holdings S.A.* (Colombia)	2,046,169

	Consumer Finance 7.9%
1,073,936	Credito Real S.A.B. de C.V. (Mexico)	2,300,602
411,890	Mahindra & Mahindra Financial Services Ltd. (India)	2,137,355
49,122	PRA Group, Inc.*	2,845,637
123,305	Shriram City Union Finance Ltd. (India)	3,788,866
161,106	Shriram Transport Finance Co., Ltd. (India)	2,810,240

		13,882,700

	Data Processing & Outsourced Services 4.4%
63,450	Syntel, Inc.*	2,853,981
112,170	Wirecard AG (Germany)	4,891,074

		7,745,055

	Diversified Banks 0.9%
746,254	National Bank of Ras Al-Khaimah PSC (United Arab Emirates)	1,653,365

	Diversified Chemicals 1.9%
397,447	Pidilite Industries Ltd. (India)	3,413,901

	Diversified Support Services 1.9%
91,880	Copart, Inc.*	3,352,701

	Drug Retail 1.4%
18,170	Cosmos Pharmaceutical Corp. (Japan)	2,480,104

	Electronic Manufacturing Services 1.8%
41,842	IPG Photonics Corp.*	3,134,803

	Health Care Facilities 3.1%
106,101	Apollo Hospitals Enterprise Ltd. (India)	1,894,124
40,281	Ensign Group, Inc. (The)	1,788,074
467,190	Life Healthcare Group Holdings Ltd. (South Africa)	1,724,192

		5,406,390

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Health Care Services 1.3%
48,427	IPC The Hospitalist Co., Inc.*	$2,222,315

	Household Products 1.3%
38,738	Pigeon Corp. (Japan)	2,256,494

	Hypermarkets & Super Centers 0.5%
9,814	PriceSmart, Inc. (Costa Rica)	895,233

	Industrial Machinery 1.7%
11,722	IDEX Corp.	912,440
59,825	Rotork plc (United Kingdom)	2,153,835

		3,066,275

	Internet Retail 3.3%
169,843	MakeMyTrip Ltd.* (India)	4,414,220
68,380	Vipshop Holdings Ltd. ADR* (China)	1,336,145

		5,750,365

	Internet Software & Services 10.4%
18,101	Cimpress N.V.*	1,354,679
112,934	Cornerstone OnDemand, Inc.*	3,975,277
77,510	Dealertrack Technologies, Inc.*	3,434,468
40,534	Envestnet, Inc.*	1,991,841
26,976	MercadoLibre, Inc. (Brazil)	3,444,026
155,454	SMS Co. Ltd. (Japan)	1,627,922
21,645	SPS Commerce, Inc.*	1,225,756
63,761	Xoom Corp.*	1,116,455

		18,170,424

	IT Consulting & Other Services 3.4%
110,402	HCL Technologies Ltd. (India)	2,800,649
78,332	Tech Mahindra Ltd. (India)	3,211,081

		6,011,730

	Leisure Facilities 1.2%
35,779	Life Time Fitness, Inc.*	2,025,807

	Leisure Products 1.5%
378,878	Merida Industry Co. Ltd. (Taiwan)	2,558,173

	Life Sciences Tools & Services 1.5%
76,931	Fluidigm Corp.*	2,594,883

	Managed Health Care 2.0%
335,946	Qualicorp S.A.* (Brazil)	3,513,392

	Marine Ports & Services 2.2%
1,476,025	International Container Terminal Services, Inc. (Philippines)	3,771,944

	Oil & Gas Equipment & Services 0.6%
51,404	TGS-NOPEC Geophysical Co. ASA (Norway)	1,104,121

	Oil & Gas Exploration & Production 1.1%
174,552	Gran Tierra Energy, Inc.* (Colombia)	672,025
85,900	Northern Oil and Gas, Inc.*	485,335
117,663	Nostrum Oil & Gas plc* (Kazakhstan)	769,816

		1,927,176

	Packaged Foods & Meats 3.0%
81,021	Calbee, Inc. (Japan)	2,788,236
26,780	GlaxoSmithKline Consumer Healthcare Ltd. (India)	2,493,343

		5,281,579

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Personal Products 0.7%
27,455	Nu Skin Enterprises, Inc., Class A	$1,199,783

	Pharmaceuticals 8.6%
49,500	Dr. Reddy’s Laboratories Ltd. (India)	2,520,327
169,308	Lupin Ltd. (India)	3,827,931
3,524,000	Marksans Pharma Ltd. (India)	3,392,024
3,405,725	Sino Biopharmaceutical Ltd. (China)	3,086,638
263,452	TWi Pharmaceuticals, Inc.* (Taiwan)	2,256,820

		15,083,740

	Publishing 2.1%
205,943	Next Co. Ltd. (Japan)	1,670,287
57,439	Rightmove plc (United Kingdom)	2,001,985

		3,672,272

	Regional Banks 1.5%
20,367	Signature Bank*	2,565,427

	Research & Consulting Services 1.3%
20,005	IHS, Inc., Class A*	2,278,169

	Semiconductor Equipment 0.8%
98,047	PDF Solutions, Inc.*	1,456,978

	Semiconductors 2.1%
38,143	Microchip Technology, Inc.	1,720,631
38,386	Power Integrations, Inc.	1,986,091

		3,706,722

	Soft Drinks 1.6%
132,686	Coca-Cola Icecek A.S. (Turkey)	2,865,498

	Thrifts & Mortgage Finance 0.5%
20,413	Home Capital Group, Inc. (Canada)	843,482

	Trading Companies & Distributors 0.8%
16,296	MSC Industrial Direct Co., Inc., Class A	1,324,050

	Trucking 3.9%
133,766	Knight Transportation, Inc.	4,502,564
29,799	Old Dominion Freight Line, Inc.*	2,313,594

		6,816,158

	Wireless Telecommunication Services 1.5%
3,276,742	PT Tower Bersama Infrastructure Tbk (Indonesia)	2,562,793

	Total Common Stocks (cost $132,543,550)	175,381,928

	Total Investments (cost $132,543,550) 100.1%§	175,381,928
	Liabilities less Other Assets (0.1%)	(108,991)

	NET ASSETS 100.0%	$175,272,937

	*Non-income producing.
	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 44.42%
	ADR American Depositary Receipt.
	See Notes to Schedules of Investments.

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

At December 31, 2014, Wasatch Global Opportunities Fund’s investments were in the following countries:

COUNTRY	%
Brazil	4.0
Canada	0.5
China	3.2
Colombia	1.6
Costa Rica	0.5
Germany	2.8
India	20.9
Indonesia	1.5
Italy	1.2
Japan	6.2
Kazakhstan	0.4
Korea	1.9
Mexico	4.4
Norway	0.6
Philippines	2.2
South Africa	1.0
Taiwan	2.7
Turkey	1.6
United Arab Emirates	0.9
United Kingdom	2.4
United States	39.5

Total	100.0%

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments

December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 96.8%

	Aerospace & Defense 1.7%
10,454	TransDigm Group, Inc.	$2,052,643

	Airlines 2.6%
40,502	Spirit Airlines, Inc.*	3,061,141

	Apparel Retail 2.8%
34,953	Ross Stores, Inc.	3,294,670

	Application Software 1.9%
27,852	ANSYS, Inc.*	2,283,864

	Asset Management & Custody Banks 5.8%
124,423	SEI Investments Co.	4,981,897
21,450	T. Rowe Price Group, Inc.	1,841,697

		6,823,594

	Auto Parts & Equipment 2.6%
84,448	Gentex Corp.	3,051,106

	Automotive Retail 1.6%
9,565	O’Reilly Automotive, Inc.*	1,842,410

	Biotechnology 1.2%
45,154	Seattle Genetics, Inc.*	1,450,798

	Communications Equipment 1.7%
14,975	F5 Networks, Inc.*	1,953,713

	Data Processing & Outsourced Services 3.1%
12,750	Alliance Data Systems Corp.*	3,647,137

	Distributors 3.7%
154,356	LKQ Corp.*	4,340,491

	Diversified Chemicals 1.3%
26,624	FMC Corp.	1,518,367

	Diversified Support Services 4.4%
140,479	Copart, Inc.*	5,126,079

	Electronic Components 4.6%
100,029	Amphenol Corp., Class A	5,382,560

	Electronic Manufacturing Services 2.9%
45,810	IPG Photonics Corp.*	3,432,085

	Health Care Equipment 2.7%
48,582	St. Jude Medical, Inc.	3,159,287

	Health Care Services 3.9%
87,419	Catamaran Corp.* (Canada)	4,523,933

	Health Care Supplies 1.4%
30,071	Align Technology, Inc.*	1,681,270

	Industrial Machinery 3.5%
40,596	IDEX Corp.	3,159,993
14,485	Proto Labs, Inc.*	972,812

		4,132,805

	Internet Retail 0.5%
37,503	RetailMeNot, Inc.*	548,294

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	IT Consulting & Other Services 5.2%
92,341	Cognizant Technology Solutions Corp., Class A*	$4,862,677
26,254	EPAM Systems, Inc.*	1,253,629

		6,116,306

	Leisure Facilities 1.2%
25,522	Life Time Fitness, Inc.*	1,445,056

	Life Sciences Tools & Services 4.2%
47,688	Covance, Inc.*	4,951,922

	Managed Health Care 0.9%
10,136	Centene Corp.*	1,052,624

	Oil & Gas Equipment & Services 1.5%
14,583	Core Laboratories N.V.	1,754,918

	Oil & Gas Exploration & Production 1.5%
137,158	Ultra Petroleum Corp.*	1,804,999

	Personal Products 1.5%
40,687	Nu Skin Enterprises, Inc., Class A	1,778,022

	Pharmaceuticals 2.3%
26,933	Mallinckrodt plc*	2,667,175

	Regional Banks 2.9%
26,587	Signature Bank*	3,348,899

	Research & Consulting Services 3.9%
39,929	IHS, Inc., Class A*	4,547,114

	Restaurants 0.7%
21,413	Restaurant Brands International Inc.* (Canada)	835,964

	Semiconductors 6.1%
16,797	Cavium, Inc.*	1,038,391
18,852	Linear Technology Corp.	859,651
115,283	Microchip Technology, Inc.	5,200,416

		7,098,458

	Specialized Finance 2.9%
15,608	Intercontinental Exchange, Inc.	3,422,678

	Technology Distributors 2.7%
90,310	CDW Corp.	3,176,203

	Trading Companies & Distributors 3.1%
44,543	MSC Industrial Direct Co., Inc., Class A	3,619,119

	Trucking 2.3%
31,475	J.B. Hunt Transport Services, Inc.	2,651,769

	Total Common Stocks (cost $64,788,742)	113,577,473

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.3%

	Repurchase Agreement 3.3%
$3,861,195	Repurchase Agreement dated 12/31/14, 0.00% due 1/2/15 with State Street Bank and Trust Co. collateralized by $3,910,000 of United States Treasury Notes 1.625% due 3/31/19; value: $3,939,325; repurchase proceeds: $3,861,195 (cost $3,861,195)	$3,861,195

	Total Short-Term Investments (cost $3,861,195)	3,861,195

	Total Investments (cost $68,649,937) 100.1%	117,438,668
	Liabilities less Other Assets (0.1%)	(146,272)

	NET ASSETS 100.0%	$117,292,396

	*Non-income producing.
	See Notes to Schedules of Investments.

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

At December 31, 2014, Wasatch Heritage Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	4.7
United States	95.3

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments

December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 101.5%

	Aerospace & Defense 1.5%
4,103,639	Senior plc (United Kingdom)	$19,215,262

	Apparel, Accessories & Luxury Goods 0.8%
392,359	Salvatore Ferragamo Italia S.p.A. (Italy)	9,656,281

	Application Software 4.5%
572,077	Aveva Group plc (United Kingdom)	11,709,741
421,753	Broadleaf Co. Ltd. (Japan)	5,925,857
1,258,856	Computer Modelling Group Ltd. (Canada)	12,941,915
4,679,359	Diligent Board Member Services, Inc.* ‡‡ (New Zealand)	19,099,656
21,784,200	Kingdee International Software Group Co. Ltd.* (China)	6,427,932

		56,105,101

	Asset Management & Custody Banks 2.5%
434,402	Alaris Royalty Corp. (Canada)	13,225,809
14,699,844	ARA Asset Management Ltd. (Singapore)	18,829,393

		32,055,202

	Biotechnology 2.9%
2,159,352	Abcam plc (United Kingdom)	15,633,239
71,085	Medy-Tox, Inc. (Korea)	20,546,176

		36,179,415

	Casinos & Gaming 0.8%
4,640,939	Melco International Development Ltd. (China)	10,172,294

	Construction Materials 2.3%
2,625,819	Cemex Latam Holdings S.A.* (Colombia)	17,678,563
5,827,236	PT Indocement Tunggal Prakarsa Tbk (Indonesia)	11,757,889

		29,436,452

	Consumer Finance 1.7%
4,031,947	Mahindra & Mahindra Financial Services Ltd. (India)	20,922,339

	Data Processing & Outsourced Services 2.6%
341,300	GMO Payment Gateway, Inc. (Japan)	6,379,691
608,438	Wirecard AG (Germany)	26,530,401

		32,910,092

	Diversified Support Services 1.0%
165,845	KEPCO Plant Service & Engineering Co. Ltd.* (Korea)	12,019,985

	Drug Retail 3.9%
197,306	Cosmos Pharmaceutical Corp. (Japan)	26,931,175
549,530	Sugi Holdings Co. Ltd. (Japan)	22,409,993

		49,341,168

	Electrical Components & Equipment 3.0%
1,991,044	Amara Raja Batteries Ltd. (India)	25,977,308
2,583,900	Havells India Ltd. (India)	11,228,421

		37,205,729

	Electronic Equipment & Instruments 6.0%
1,048,393	Ai Holdings Corp. (Japan)	18,462,646
6,407,681	Chroma ATE, Inc. (Taiwan)	16,571,091
1,680,543	Halma plc (United Kingdom)	17,891,231
465,291	LPKF Laser & Electronics AG (Germany)	6,021,803
563,238	Renishaw plc (United Kingdom)	17,076,697

		76,023,468

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	General Merchandise Stores 2.9%
189,222	Ryohin Keikaku Co. Ltd. (Japan)	$23,298,975
381,295	Seria Co. Ltd. (Japan)	12,690,027

		35,989,002

	Health Care Equipment 0.7%
919,387	Elekta AB, Class B (Sweden)	9,406,369

	Health Care Supplies 1.0%
66,191	Sartorius Stedim Biotech (France)	12,919,232

	Health Care Technology 2.5%
1,087,547	EMIS Group plc (United Kingdom)	14,738,888
981,708	M3, Inc. (Japan)	16,410,190

		31,149,078

	Household Products 2.1%
444,110	Pigeon Corp. (Japan)	25,869,469

	Human Resource & Employment Services 0.8%
269,902	51job, Inc. ADR* (China)	9,675,987

	Industrial Machinery 2.8%
757,296	Rotork plc (United Kingdom)	27,264,361
4,614,623	Sarine Technologies Ltd. (Israel)	8,546,344

		35,810,705

	Internet Retail 1.6%
9,812,879	boohoo.com plc* (United Kingdom)	5,989,315
425,409	Jumei International Holding Ltd. ADR* (China)	5,794,071
394,135	Yoox S.p.A.* (Italy)	8,702,602

		20,485,988

	Internet Software & Services 6.0%
1,454,570	carsales.com Ltd. (Australia)	12,302,640
235,130	Criteo S.A. ADR* (France)	9,503,955
1,293,428	Infomart Corp. (Japan)	12,162,720
723,862	Kakaku.com, Inc. (Japan)	10,346,139
98,128	MercadoLibre, Inc. (Brazil)	12,528,002
1,774,790	SMS Co. Ltd. (Japan)	18,585,691

		75,429,147

	Leisure Products 2.1%
3,854,656	Merida Industry Co. Ltd. (Taiwan)	26,026,528

	Life & Health Insurance 1.4%
1,827,333	Discovery Ltd. (South Africa)	17,478,839

	Life Sciences Tools & Services 0.4%
698,777	Clinigen Group Plc* (United Kingdom)	5,696,271

	Marine Ports & Services 2.1%
10,345,068	International Container Terminal Services, Inc. (Philippines)	26,436,557

	Movies & Entertainment 1.5%
629,962	CTS Eventim AG & Co KGaA (Germany)	18,559,777

	Oil & Gas Equipment & Services 3.6%
89,018	Dril-Quip, Inc.*	6,830,351
304,639	Pason Systems, Inc. (Canada)	5,741,818
88,910	Schoeller-Bleckmann Oilfield Equipment AG (Austria)	6,455,386
328,488	ShawCor Ltd. (Canada)	11,992,329
658,175	TGS-NOPEC Geophysical Co. ASA (Norway)	14,137,128

		45,157,012

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Oil & Gas Exploration & Production 1.6%
2,335,034	Gran Tierra Energy, Inc.* (Colombia)	$8,989,881
853,607	Nostrum Oil & Gas plc* (Kazakhstan)	5,584,763
640,287	Tethys Oil AB* (Sweden)	4,982,491

		19,557,135

	Oil & Gas Storage & Transportation 1.1%
236,189	Gaztransport Et Technigaz S.A. (France)	13,942,566

	Packaged Foods & Meats 5.1%
919,569	Calbee, Inc. (Japan)	31,645,810
22,394,155	Vitasoy International Holdings Ltd. (Hong Kong)	32,272,886

		63,918,696

	Pharmaceuticals 2.3%
1,027,700	Glenmark Pharmaceuticals Ltd. (India)	12,506,122
276,872	Sawai Pharmaceutical Co. Ltd. (Japan)	15,891,046

		28,397,168

	Property & Casualty Insurance 1.4%
8,412,356	Qualitas Controladora S.A.B. de C.V.* ** (Mexico)	17,347,711

	Publishing 1.7%
628,423	Rightmove plc (United Kingdom)	21,903,117

	Real Estate Development 1.5%
1,260,348	Patrizia Immobilien AG* (Germany)	18,507,156

	Research & Consulting Services 4.7%
74,665	Bertrandt AG (Germany)	10,303,849
304,280	DKSH Holding AG (Switzerland)	23,173,890
844,025	Nihon M&A Center, Inc. (Japan)	25,402,660

		58,880,399

	Restaurants 5.0%
1,454,459	Domino’s Pizza Enterprises Ltd. (Australia)	29,610,644
3,086,989	Domino’s Pizza Group plc (United Kingdom)	33,686,497

		63,297,141

	Semiconductor Equipment 1.4%
344,888	Hermes Microvision, Inc. (Taiwan)	17,248,076

	Soft Drinks 1.5%
855,095	Coca-Cola Icecek A.S. (Turkey)	18,466,700

	Specialized Finance 1.4%
7,048,383	Chailease Holding Co. Ltd. (Taiwan)	17,456,216

	Specialty Chemicals 3.6%
428,291	Chr. Hansen Holding A/S (Denmark)	18,981,816
268,547	Hexpol AB (Sweden)	25,291,566
14,766	SK Kaken Co. Ltd. (Japan)	1,144,136

		45,417,518

	Thrifts & Mortgage Finance 2.4%
3,388,696	Gruh Finance Ltd. (India)	14,614,995
391,053	Home Capital Group, Inc. (Canada)	16,158,630

		30,773,625

	Trading Companies & Distributors 1.8%
434,472	MISUMI Group, Inc. (Japan)	14,313,057
399,423	MonotaRO Co. Ltd. (Japan)	8,040,250

		22,353,307

	Total Common Stocks (cost $1,119,558,194)	1,274,799,280

	Total Investments (cost $1,119,558,194) 101.5%§	1,274,799,280
	Liabilities less Other Assets (1.5%)	(18,784,082)

	NET ASSETS 100.0%	$1,256,015,198

	*Non-income producing.
	**Common units.
	‡‡Affiliated company (see Note 6).
	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 85.26%.
	ADR American Depositary Receipt.
	See Notes to Schedules of Investments.

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

At December 31, 2014, Wasatch International Growth Fund’s investments were in the following countries:

COUNTRY	%
Australia	3.3
Austria	0.5
Brazil	1.0
Canada	4.7
China	2.5
Colombia	2.1
Denmark	1.5
France	2.8
Germany	6.3
Hong Kong	2.5
India	6.7
Indonesia	0.9
Israel	0.7
Italy	1.4
Japan	23.2
Kazakhstan	0.4
Korea	2.6
Mexico	1.4
New Zealand	1.5
Norway	1.1
Philippines	2.1
Singapore	1.5
South Africa	1.4
Sweden	3.1
Switzerland	1.8
Taiwan	6.1
Turkey	1.4
United Kingdom	15.0
United States	0.5

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments

December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 98.2%

	Apparel Retail 1.3%
804,622	Apranga PVA (Lithuania)	$2,550,918
3,792,290	Padini Holdings Berhad (Malaysia)	1,578,135

		4,129,053

	Apparel, Accessories & Luxury Goods 1.6%
117,976	Delta-Galil Industries Ltd. (Israel)	3,185,151
375,358	Makalot Industrial Co. Ltd. (Taiwan)	1,996,855

		5,182,006

	Application Software 1.0%
165,375	Linx S.A. (Brazil)	3,141,764

	Asset Management & Custody Banks 0.6%
923,100	Peregrine Holdings Ltd. (South Africa)	1,847,488

	Auto Parts & Equipment 0.5%
24,101	WABCO India Ltd. (India)	1,697,544

	Automotive Retail 0.6%
79,200	Mekonomen AB (Sweden)	2,067,804

	Brewers 4.9%
362,475	Carlsberg Brewery Malaysia Berhad (Malaysia)	1,211,850
9,927,213	International Breweries plc (Nigeria)	1,267,754
197,574	Olvi Oyj, Class A (Finland)	5,037,299
32,020	Royal UNIBREW A/S* (Denmark)	5,615,304
290,700	Sechaba Breweries Ltd. (Botswana)	858,833
1,227,502	Turk Tuborg Bira ve Malt Sanayii A.S.* (Turkey)	2,090,244

		16,081,284

	Building Products 0.8%
716,251	Dynasty Ceramic Public Co. Ltd. (Thailand)	1,230,036
156,620	Kajaria Ceramics Ltd. (India)	1,475,914

		2,705,950

	Commodity Chemicals 6.2%
694,627	Berger Paints India Ltd. (India)	4,437,125
400,083	Gulf Oil Lubricants India Ltd. (India)	3,290,046
141,954	SAMHWA Paints Industrial Co. Ltd.* (Korea)	1,913,379
134,965	Sniezka S.A. (Poland)	1,452,548
350,857	Supreme Industries Ltd. (India)	3,312,777
155,700	Tikkurila Oyj (Finland)	2,719,366
1,273,500	Yung Chi Paint & Varnish Manufacturing Co. Ltd. (Taiwan)	3,277,015

		20,402,256

	Communications Equipment 0.7%
6,700	Ericsson Nikola Tesla (Croatia)	1,375,527
37,569	Ituran Location and Control Ltd. (Israel)	825,351

		2,200,878

	Data Processing & Outsourced Services 1.1%
3,066,600	My EG Services Berhad (Malaysia)	3,678,808

	Department Stores 1.3%
1,921,057	Parkson Retail Asia Ltd. (Malaysia)	1,162,209
436,815	Poya Co. Ltd. (Taiwan)	3,295,816

		4,458,025

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Distillers & Vintners 1.0%
2,015,680	Capevin Holdings Ltd. (South Africa)	$1,544,095
1,100,000	Watt’s Alimentos S.A. (Chile)	1,738,178

		3,282,273

	Diversified Banks 1.6%
5,184,000	CRDB Bank plc (Tanzania, United Republic Of)	1,286,278
2,848,900	EastWest Banking Corp.* (Philippines)	1,518,396
1,714,801	Hatton National Bank plc (Sri Lanka)	2,543,017

		5,347,691

	Diversified Real Estate Activities 0.2%
560,100	Delta Corp. Ltd. (India)	800,999

	Diversified Support Services 1.9%
193,263	Credit Corp. Group Ltd. (Australia)	1,538,928
54,600	KRUK S.A.* (Poland)	1,684,736
181,400	Prestige International, Inc. (Japan)	1,432,085
371,000	Vicom Ltd. (Singapore)	1,770,380

		6,426,129

	Drug Retail 2.0%
121,800	Kusuri No Aoki Co. Ltd. (Japan)	6,612,990

	Electrical Components & Equipment 3.1%
428,840	Amara Raja Batteries Ltd. (India)	5,595,109
510,200	Voltronic Power Technology Corp. (Taiwan)	4,578,306

		10,173,415

	Electronic Equipment & Instruments 0.7%
42,100	Isra Vision AG (Germany)	2,346,404

	Fertilizers & Agricultural Chemicals 0.6%
581,810	Rallis India Ltd. (India)	1,978,752

	Food Distributors 0.7%
8,606,200	Premier Marketing Public Co. Ltd. (Thailand)	2,354,280

	Food Retail 7.2%
6,423,720	7-Eleven Malaysia Holdings Berhad, Class B* (Malaysia)	2,755,779
6,445,800	BreadTalk Group Ltd. (Singapore)	7,545,167
3,345,000	Choppies Enterprises Ltd. (Botswana)	1,427,331
3,915,100	Convenience Retail Asia Ltd. (Hong Kong)	2,519,410
2,432,810	Philippine Seven Corp. (Philippines)	4,611,371
90,070	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	3,305,623
3,399,000	Sheng Siong Group Ltd. (Singapore)	1,766,692

		23,931,373

	General Merchandise Stores 1.0%
98,972	Seria Co. Ltd. (Japan)	3,293,925

	Health Care Equipment 0.5%
55,000	Vieworks Co. Ltd.* (Korea)	1,706,099

	Health Care Facilities 5.6%
24,891,511	Asiri Hospital Holdings plc (Sri Lanka)	4,097,993
211,422	Instituto de Diagnostico S.A. (Chile)	944,066
366,900	MD Medical Group Investments plc GDR (Russia)	2,017,950
430,957	NMC Health plc (United Arab Emirates)	3,065,341
509,693	Raffles Medical Group Ltd. (Singapore)	1,495,876
8,222,957	Religare Health Trust** (Singapore)	6,211,865
365,300	Shifa International Hospitals Ltd. (Pakistan)	795,792

		18,628,883

	Health Care Technology 1.1%
147,600	EMIS Group plc (United Kingdom)	2,000,336
109,300	Nexus AG (Germany)	1,600,328

		3,600,664

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Household Products 2.4%
10,430,980	DSG International Thailand Public Co. Ltd. (Thailand)	$2,457,146
493,300	Jyothy Laboratories Ltd. (India)	2,023,730
58,745	Pigeon Corp. (Japan)	3,421,904

		7,902,780

	Industrial Conglomerates 0.9%
42,897,800	Expolanka Holdings plc (Sri Lanka)	2,811,898

	Industrial Machinery 2.0%
575,828	Howden Africa Holdings Ltd.* (South Africa)	2,100,025
1,644,814	Sarine Technologies Ltd. (Israel)	3,046,218
79,300	Yushin Precision Equipment Co. Ltd. (Japan)	1,502,511

		6,648,754

	Internet Retail 0.8%
162,100	Ikyu Corp. (Japan)	1,808,300
323,500	Webjet Ltd. (Australia)	759,842

		2,568,142

	Internet Software & Services 2.6%
55,721	Aufeminin* (France)	1,718,668
215,600	Infomart Corp. (Japan)	2,027,390
213,229	PChome Online, Inc. (Taiwan)	2,289,222
178,824	SMS Co. Ltd. (Japan)	1,872,654
7,290	XING AG (Germany)	814,907

		8,722,841

	IT Consulting & Other Services 1.3%
449,494	EOH Holdings Ltd. (South Africa)	4,209,941

	Leisure Products 0.9%
175,368	Samchuly Bicycle Co. Ltd.* (Korea)	3,036,304

	Metal & Glass Containers 0.6%
71,252	Winpak Ltd. (Canada)	2,054,615

	Multi-Line Insurance 2.0%
1,379,800	Botswana Insurance Holdings Ltd. (Botswana)	1,669,145
14,899,844	British-American Investments Co. Kenya Ltd. (Kenya)	4,936,448

		6,605,593

	Office Services & Supplies 0.8%
92,804	Adel Kalemcilik Ticaret ve Sanayi A.S. (Turkey)	1,894,750
1,146,000	Riverstone Holdings Ltd. (Singapore)	842,712

		2,737,462

	Oil & Gas Refining & Marketing 1.0%
9,294	Hankook Shell Oil Co. Ltd. (Korea)	3,430,323

	Packaged Foods & Meats 11.8%
71,120	Agro Tech Foods Ltd. (India)	672,882
7,950	Atlantic Grupa (Croatia)	1,181,082
1,293,927	Cloetta AB, Class B* (Sweden)	3,737,124
1,262,907	Clover Industries Ltd. (South Africa)	2,030,519
81,100	Dutch Lady Milk Industries Berhad (Malaysia)	982,803
744,300	Grupo Herdez S.A.B. de C.V.* (Mexico)	1,787,320
392,266	Hup Seng Industries Berhad (Malaysia)	90,312
2,420,662	Oldtown Berhad (Malaysia)	1,033,500
371,261	Pinar Sut Mamulleri Sanayii A.S. (Turkey)	3,390,330
10,203,000	PT Tiga Pilar Sejahtera Food Tbk (Indonesia)	1,720,143
4,626,000	PT Ultrajaya Milk Industry & Trading Co. Tbk (Indonesia)	1,393,441
46,454,981	RFM Corp. (Philippines)	5,199,237
2,363,435	TAT Gida Sanayi A.S.* (Turkey)	4,029,595
269,681	Vigor Alimentos S.A.* (Brazil)	698,500
3,743,120	Vitasoy International Holdings Ltd. (Hong Kong)	5,394,322
19,788	Wawel S.A. (Poland)	5,725,229

		39,066,339

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Personal Products 1.3%
3,874,100	Karex Berhad (Malaysia)	$3,745,628
69,000	Sarantis S.A. (Greece)	634,550

		4,380,178

	Pharmaceuticals 3.9%
2,572,177	Lee’s Pharmaceutical Holdings Ltd. (China)	3,755,100
47,612,300	PT Kimia Farma Persero Tbk (Indonesia)	5,630,652
7,837,000	PT Tempo Scan Pacific Tbk (Indonesia)	1,808,761
146,250	Renata Ltd. (Bangladesh)	1,851,775

		13,046,288

	Publishing 1.0%
571,200	Morningstar Japan KK (Japan)	1,260,348
252,007	Next Co. Ltd. (Japan)	2,043,887

		3,304,235

	Regional Banks 0.5%
302,800	Banregio Grupo Financiero S.A.B. de C.V.* (Mexico)	1,525,939

	Research & Consulting Services 0.8%
88,200	Nihon M&A Center, Inc. (Japan)	2,654,560

	Restaurants 9.6%
68,048	AmRest Holdings SE* (Poland)	1,898,682
29,500	B-R31 Ice Cream Co. Ltd. (Japan)	1,026,023
5,908,278	Berjaya Food Berhad (Malaysia)	5,211,674
459,000	Collins Foods Ltd. (Australia)	837,358
165,980	Domino’s Pizza Enterprises Ltd. (Australia)	3,379,108
450,900	Fairwood Holdings Ltd. (Hong Kong)	1,101,373
696,953	Famous Brands Ltd. (South Africa)	6,945,238
114,700	Hiday Hidaka Corp. (Japan)	3,588,589
603,200	Restaurant Brands New Zealand Ltd. (New Zealand)	1,726,288
2,269,963	Spur Corp. Ltd. (South Africa)	6,116,388

		31,830,721

	Soft Drinks 2.9%
1,987,900	Corp. Lindley S.A.* (Peru)	1,834,779
63,786,932	Pepsi-Cola Products Philippines, Inc.* (Philippines)	5,828,313
2,218,649	Seven-Up Bottling Co. plc (Nigeria)	2,005,271

		9,668,363

	Specialized REITs 0.3%
706,970	National Storage REIT* (Australia)	831,331

	Specialty Chemicals 1.3%
5,017,000	Chemical and Allied Products plc (Nigeria)	1,041,782
673,719	DuluxGroup Ltd. (Australia)	3,170,068

		4,211,850

	Specialty Stores 0.4%
1,471,000	Michael Hill International Ltd. (New Zealand)	1,338,296

	Technology Hardware, Storage & Peripherals 0.9%
96,929	KONA I Co. Ltd. (Korea)	2,961,281

	Tobacco 0.4%
5,249	Karelia Tobacco Co., Inc. S.A. (Greece)	1,302,068

	Total Common Stocks (cost $279,961,840)	324,926,839

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.8%

	Repurchase Agreement 1.8%
$5,977,991	Repurchase Agreement dated 12/31/14, 0.00% due 1/2/15 with State Street Bank and Trust Co. collateralized by $5,935,000 of United States Treasury Notes 2.375% due 8/15/24; value: $6,096,213; repurchase proceeds: $5,977,991 (cost $5,977,991)	$5,977,991

	Total Short-Term Investments (cost $5,977,991)	5,977,991

	Total Investments (cost $285,939,831) 100.0%§	330,904,830
	Other Assets less Liabilities <0.1%	10,191

	NET ASSETS 100.0%	$330,915,021

	*Non-income producing.
	**Common units.
	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 72.63%.
	GDR Global Depositary Receipt.
	REIT Real Estate Investment Trust.
	See Notes to Schedules of Investments.

At December 31, 2014, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	3.2
Bangladesh	0.6
Botswana	1.2
Brazil	1.2
Canada	0.6
Chile	0.8
China	1.2
Croatia	0.8
Denmark	1.7
Finland	2.4
France	0.5
Germany	1.5
Greece	0.6
Hong Kong	2.8
India	7.8
Indonesia	3.3
Israel	3.2
Japan	10.0
Kenya	1.5
Korea	4.0
Lithuania	0.8
Malaysia	6.6
Mexico	1.0
New Zealand	0.9
Nigeria	1.3
Pakistan	0.3
Peru	0.6
Philippines	5.3

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

COUNTRY	%
Poland	3.3
Russia	0.6
Singapore	6.0
South Africa	7.6
Sri Lanka	2.9
Sweden	1.8
Taiwan	4.8
Tanzania, United Republic Of	0.4
Thailand	1.9
Turkey	3.5
United Arab Emirates	0.9
United Kingdom	0.6

Total	100.0%

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments

December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 99.2%

	Automobile Manufacturers 1.6%
380,398	Ford Motor Co.	$5,896,169

	Casinos & Gaming 1.9%
120,669	Las Vegas Sands Corp.	7,018,109

	Commodity Chemicals 1.0%
47,916	LyondellBasell Industries N.V., Class A	3,804,051

	Communications Equipment 3.8%
498,818	Cisco Systems, Inc.	13,874,623

	Computer & Electronics Retail 1.6%
172,852	GameStop Corp., Class A	5,842,398

	Department Stores 2.9%
158,451	Macy’s, Inc.	10,418,153

	Diversified Banks 15.5%
294,651	Citigroup, Inc.	15,943,565
233,907	HSBC Holdings plc ADR (United Kingdom)	11,047,428
246,479	JPMorgan Chase & Co.	15,424,656
257,790	Wells Fargo & Co.	14,132,048

		56,547,697

	Diversified Chemicals 1.8%
86,709	Eastman Chemical Co.	6,577,745

	Diversified REITs 0.8%
122,334	Select Income REIT	2,986,173

	Electrical Components & Equipment 5.3%
183,324	Eaton Corp. plc	12,458,699
92,304	Regal-Beloit Corp.	6,941,261

		19,399,960

	Environmental & Facilities Services 1.1%
144,535	ABM Industries, Inc.	4,140,928

	Health Care Equipment 6.1%
227,508	Abbott Laboratories	10,242,410
165,446	Medtronic, Inc.	11,945,201

		22,187,611

	Household Products 2.4%
74,415	Kimberly-Clark Corp.	8,597,909

	Industrial Conglomerates 4.2%
604,947	General Electric Co.	15,287,011

	Integrated Oil & Gas 9.2%
85,780	Chevron Corp.	9,622,801
117,484	Occidental Petroleum Corp.	9,470,385
452,990	Suncor Energy, Inc. (Canada)	14,396,022

		33,489,208

	Integrated Telecommunication Services 3.1%
245,454	Verizon Communications, Inc.	11,482,338

	Investment Banking & Brokerage 3.2%
60,664	Goldman Sachs Group, Inc. (The)	11,758,503

	Multi-Line Insurance 4.0%
257,379	American International Group, Inc.	14,415,798

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Oil & Gas Equipment & Services 1.3%
120,342	Halliburton Co.	$4,733,051

	Other Diversified Financial Services 3.3%
284,425	Voya Financial, Inc.	12,053,931

	Pharmaceuticals 9.5%
133,345	Johnson & Johnson	13,943,887
464,336	Pfizer, Inc.	14,464,066
29,813	Shire plc ADR (Ireland)	6,336,455

		34,744,408

	Regional Banks 3.2%
125,897	PNC Financial Services Group, Inc.	11,485,583

	Semiconductors 2.0%
198,779	Intel Corp.	7,213,690

	Specialized REITs 3.0%
189,770	EPR Properties	10,936,445

	Systems Software 4.3%
211,538	Microsoft Corp.	9,825,940
129,574	Oracle Corp.	5,826,943

		15,652,883

	Technology Hardware, Storage & Peripherals 3.1%
103,196	Apple, Inc.	11,390,774

	Total Common Stocks (cost $304,655,276)	361,935,149

	Total Investments (cost $304,655,276) 99.2%	361,935,149
	Other Assets less Liabilities 0.8%	2,741,239

	NET ASSETS 100.0%	$364,676,388

	ADR American Depositary Receipt.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

At December 31, 2014, Wasatch Large Cap Value Fund’s investments were in the following countries:

COUNTRY	%
Canada	4.0
Ireland	1.7
United Kingdom	3.1
United States	91.2

Total	100.0%

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments

December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 86.7%

	Advertising 2.5%
2,810,926	Interpublic Group of Cos., Inc. (The)†	$58,382,933

	Air Freight & Logistics 2.2%
472,467	United Parcel Service, Inc., Class B	52,524,156

	Apparel Retail 1.5%
2,146,212	Chico’s FAS, Inc.	34,790,097

	Automobile Manufacturers 2.9%
1,934,039	General Motors Co.†	67,517,301

	Automotive Retail 2.0%
1,075,357	CST Brands, Inc.†	46,896,319

	Communications Equipment 1.3%
1,130,956	Cisco Systems, Inc.†	31,457,541

	Data Processing & Outsourced Services 1.0%
299,152	Global Payments, Inc.	24,150,541

	Diversified Banks 4.0%
2,590,693	Bank of America Corp.	46,347,498
896,632	Citigroup, Inc.†	48,516,757

		94,864,255

	Diversified REITs 0.9%
2,724,108	Investors Real Estate Trust	22,255,962

	Environmental & Facilities Services 1.2%
722,352	Republic Services, Inc.†	29,074,668

	Fertilizers & Agricultural Chemicals 4.0%
2,052,743	Mosaic Co. (The)†	93,707,718

	Gas Utilities 0.5%
206,400	Atmos Energy Corp.	11,504,736

	General Merchandise Stores 1.9%
581,048	Target Corp.†	44,107,354

	Health Care Equipment 1.9%
352,900	Medtronic, Inc.†	25,479,380
208,800	Stryker Corp.	19,696,104

		45,175,484

	Health Care REITs 1.3%
431,885	Ventas, Inc.	30,966,155

	Health Care Services 2.7%
765,663	Express Scripts Holding Co.* †	64,828,686

	Hypermarkets & Super Centers 4.4%
1,210,581	Wal-Mart Stores, Inc.†	103,964,696

	Insurance Brokers 1.0%
261,155	Aon plc	24,765,329

	Integrated Telecommunication Services 1.0%
525,685	Verizon Communications, Inc.	24,591,544

	Multi-Line Insurance 4.0%
2,276,807	Loews Corp.†	95,671,430

	Multi-Sector Holdings 1.1%
1,162,980	Leucadia National Corp.	26,074,012

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Office REITs 1.1%
403,582	Digital Realty Trust, Inc.	$26,757,487

	Oil & Gas Drilling 3.8%
427,621	Diamond Offshore Drilling, Inc.	15,697,967
1,732,166	Ensco plc, Class A	51,878,372
637,605	Unit Corp.*	21,742,330

		89,318,669

	Oil & Gas Equipment & Services 2.4%
1,427,070	Halliburton Co.†	56,126,663

	Oil & Gas Exploration & Production 9.3%
4,437,974	Bill Barrett Corp.* ‡‡	50,548,524
10,835,193	Denbury Resources, Inc.†	88,090,119
1,224,603	Northern Oil and Gas, Inc.*	6,919,007
314,793	Pioneer Natural Resources Co.	46,856,938
1,002,635	Southwestern Energy Co.*	27,361,909

		219,776,497

	Pharmaceuticals 2.8%
294,335	Novartis AG ADR (Switzerland)	27,273,081
907,509	Zoetis, Inc.	39,050,112

		66,323,193

	Property & Casualty Insurance 2.5%
945,360	CNA Financial Corp.†	36,594,886
634,382	XL Group plc	21,803,709

		58,398,595

	Residential REITs 2.3%
1,336,950	American Campus Communities, Inc.†	55,296,252

	Restaurants 1.6%
413,851	McDonald’s Corp.	38,777,839

	Specialized REITs 6.2%
2,918,151	Iron Mountain, Inc.†	112,815,718
990,974	Outfront Media, Inc.	26,597,742
181,409	Plum Creek Timber Co., Inc.	7,762,491

		147,175,951

	Systems Software 4.3%
788,188	Microsoft Corp.†	36,611,333
1,472,127	Oracle Corp.	66,201,551

		102,812,884

	Technology Hardware, Storage & Peripherals 4.2%
609,110	Apple, Inc.†	67,233,562
2,820,938	Silicon Graphics International Corp.* ‡‡	32,102,274

		99,335,836

	Trading Companies & Distributors 2.9%
2,686,798	NOW, Inc.*	69,131,313

	Total Common Stocks (cost $1,917,144,749)	2,056,502,096

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 13.6%

	Repurchase Agreement 13.6%
$323,602,879	Repurchase Agreement dated 12/31/14, 0.00% due 1/2/15 with State Street Bank and Trust Co. collateralized by $327,860,000 of United States Treasury Notes 1.500% due 3/31/19; value: $25,093,750; United States Treasury Notes 1.500% due 5/31/19; value: $97,877,500; United States Treasury Notes 1.625% due 3/31/19; value: $68,993,600; United States Treasury Notes 1.625% due 6/30/19; value: $64,385,489; United States Treasury Notes 2.125% due 6/30/21; value: $49,036,500; United States Treasury Notes 2.375% due 8/15/24; value: $24,690,825; repurchase proceeds: $323,602,879† (cost $323,602,879)	$323,602,879

	Total Short-Term Investments (cost $323,602,879)	323,602,879

	Total Investments (cost $2,240,747,628) 100.3%	2,380,104,975
	Liabilities less Other Assets (0.3%)	(6,038,591)

	NET ASSETS 100.0%	$2,374,066,384

Shares		Value
	SECURITIES SOLD SHORT 12.7%

	Aerospace & Defense 1.7%
308,900	Boeing Co. (The)	$40,150,822

	Apparel, Accessories & Luxury Goods 0.4%
310,357	Kate Spade & Co.*	9,934,528

	Department Stores 0.9%
3,373,807	JC Penney Co., Inc.*	21,862,269

	Diversified Support Services 0.2%
113,967	Healthcare Services Group, Inc.	3,524,999

	Electric Utilities 1.1%
684,208	Exelon Corp.	25,370,433

	Food Distributors 1.3%
775,903	Sysco Corp.	30,795,590

	Food Retail 0.6%
451,488	Sprouts Farmers Market, Inc.*	15,341,562

	Home Improvement Retail 1.2%
421,131	Lowe’s Cos., Inc.	28,973,813

	Household Products 1.1%
273,476	Procter & Gamble Co. (The)	24,910,929

	IT Consulting & Other Services 2.3%
228,069	Accenture plc, Class A	20,368,842
215,692	International Business Machines Corp.	34,605,625

		54,974,467

WASATCH LONG/SHORT FUND (FMLSX / WILSX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Specialty Stores 1.9%
570,376	Five Below, Inc.*	$23,288,452
208,462	Tiffany & Co.	22,276,249

		45,564,701

	Total Securities Sold Short (proceeds $282,435,533)	301,404,113

	*Non-income producing.
	†All or a portion of this security has been designated as collateral for short sales (see Note 3).
	‡‡Affiliated company (see Note 6).
	ADR American Depositary Receipt.
	REIT Real Estate Investment Trust.
	See Notes to Schedules of Investments.

At December 31, 2014, Wasatch Long/Short Fund’s investments, excluding short-term investments and securities sold short, were in the following countries:

COUNTRY	%
Switzerland	1.3
United States	98.7

Total	100.0%

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments

December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 96.3%

	Air Freight & Logistics 1.1%
117,168	Echo Global Logistics, Inc.*	$3,421,306

	Apparel Retail 2.1%
167,365	Zumiez, Inc.*	6,465,310

	Apparel, Accessories & Luxury Goods 0.9%
15,855	Page Industries Ltd. (India)	2,940,293

	Application Software 8.3%
405,760	Diligent Board Member Services, Inc.* (New Zealand)	1,656,183
97,430	Ellie Mae, Inc.*	3,928,378
249,716	Exa Corp.*	2,941,654
35,826	Interactive Intelligence Group, Inc.*	1,716,065
120,179	PROS Holdings, Inc.*	3,302,519
123,496	Tangoe, Inc.*	1,609,153
46,417	Tyler Technologies, Inc.*	5,079,877
39,117	Ultimate Software Group, Inc.*	5,742,962

		25,976,791

	Asset Management & Custody Banks 3.4%
38,906	Diamond Hill Investment Group, Inc.	5,370,584
245,402	Pzena Investment Management, Inc., Class A	2,321,503
188,366	Silvercrest Asset Management Group, Inc.	2,947,928

		10,640,015

	Automotive Retail 1.1%
61,597	Monro Muffler Brake, Inc.	3,560,307

	Biotechnology 5.2%
370,548	Abcam plc (United Kingdom)	2,682,687
83,474	Argos Therapeutics, Inc.*	834,740
122,952	Cellular Dynamics International, Inc.*	790,581
176,227	ChemoCentryx, Inc.*	1,203,630
250,157	Cytokinetics, Inc.*	2,003,758
78,722	Esperion Therapeutics, Inc.*	3,183,518
88,943	Exact Sciences Corp.*	2,440,596
80,250	Inovio Pharmaceuticals, Inc.*	736,695
159,440	Sangamo BioSciences, Inc.*	2,425,082

		16,301,287

	Commercial Printing 1.1%
436,475	InnerWorkings, Inc.*	3,400,140

	Consumer Finance 1.7%
73,322	Encore Capital Group, Inc.*	3,255,497
127,105	Regional Management Corp.*	2,009,530

		5,265,027

	Data Processing & Outsourced Services 3.0%
120,511	ExlService Holdings, Inc.*	3,459,871
137,823	Wirecard AG (Germany)	6,009,650

		9,469,521

	Diversified Banks 2.0%
4,218,211	City Union Bank Ltd. (India)	6,272,276

	Electronic Equipment & Instruments 0.8%
98,257	Control4 Corp.*	1,510,210
14,168	Mesa Laboratories, Inc.	1,095,328

		2,605,538

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Electronic Manufacturing Services 0.9%
36,316	IPG Photonics Corp.*	$2,720,795

	Environmental & Facilities Services 0.7%
185,549	Heritage-Crystal Clean, Inc.*	2,287,819

	Food Distributors 1.2%
158,297	Chefs’ Warehouse, Inc. (The)*	3,647,163

	Health Care Distributors 1.1%
20,696	MWI Veterinary Supply, Inc.*	3,516,457

	Health Care Equipment 6.6%
76,423	Abaxis, Inc.	4,343,119
351,384	AtriCure, Inc.*	7,013,625
1,928,308	Cardica, Inc.*	1,349,816
151,770	Novadaq Technologies, Inc.* (Canada)	2,522,417
73,239	NuVasive, Inc.*	3,453,951
142,380	Tandem Diabetes Care, Inc.*	1,808,226

		20,491,154

	Health Care Facilities 2.1%
148,133	Ensign Group, Inc. (The)	6,575,624

	Health Care REITs 1.7%
443,341	CareTrust REIT, Inc.	5,466,395

	Health Care Services 1.6%
106,790	IPC The Hospitalist Co., Inc.*	4,900,593

	Health Care Technology 1.3%
137,544	HealthStream, Inc.*	4,054,797

	Homebuilding 3.0%
289,956	Installed Building Products, Inc.*	5,167,016
289,293	LGI Homes, Inc.*	4,316,251

		9,483,267

	Industrial Machinery 1.0%
46,181	Proto Labs, Inc.*	3,101,516

	Internet Retail 1.5%
177,762	MakeMyTrip Ltd.* (India)	4,620,034

	Internet Software & Services 9.9%
186,709	Amber Road, Inc.*	1,908,166
55,331	Cornerstone OnDemand, Inc.*	1,947,651
130,423	Dealertrack Technologies, Inc.*	5,779,043
240,480	E2open, Inc.*	2,311,013
140,533	Envestnet, Inc.*	6,905,792
88,364	Reis, Inc.	2,312,486
217,783	SciQuest, Inc.*	3,146,964
75,718	SPS Commerce, Inc.*	4,287,910
136,352	Xoom Corp.*	2,387,524

		30,986,549

	Life Sciences Tools & Services 2.7%
109,114	Fluidigm Corp.*	3,680,415
92,778	ICON plc* (Ireland)	4,730,750

		8,411,165

	Managed Health Care 0.7%
33,551	HealthEquity, Inc.*	853,873
203,305	Trupanion, Inc.*	1,408,904

		2,262,777

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Oil & Gas Equipment & Services 0.7%
120,093	Pason Systems, Inc. (Canada)	$2,263,506

	Oil & Gas Exploration & Production 0.5%
256,130	Northern Oil and Gas, Inc.*	1,447,135

	Oil & Gas Refining & Marketing 0.3%
384,242	Amyris, Inc.*	791,539

	Pharmaceuticals 6.5%
50,064	Aerie Pharmaceuticals, Inc.*	1,461,368
153,060	Akorn, Inc.*	5,540,772
163,308	Cardiovascular Systems, Inc.*	4,912,305
195,842	Cempra, Inc.*	4,604,245
77,430	Egalet Corp.*	440,577
139,989	Natco Pharma Ltd. (India)	3,417,641

		20,376,908

	Regional Banks 1.8%
188,919	Customers Bancorp, Inc.*	3,676,364
52,738	Pinnacle Financial Partners, Inc.	2,085,260

		5,761,624

	Research & Consulting Services 1.6%
250,759	Franklin Covey Co.*	4,854,694

	Semiconductor Equipment 1.5%
310,215	PDF Solutions, Inc.*	4,609,795

	Semiconductors 3.7%
95,907	Melexis N.V. (Belgium)	4,339,736
42,979	NVE Corp.*	3,042,483
80,515	Power Integrations, Inc.	4,165,846

		11,548,065

	Specialty Stores 0.9%
60,752	Hibbett Sports, Inc.*	2,942,219

	Systems Software 3.4%
70,258	FleetMatics Group plc*	2,493,456
177,318	Infoblox, Inc.*	3,583,597
201,072	TubeMogul, Inc.*	4,534,174

		10,611,227

	Technology Hardware, Storage & Peripherals 1.1%
290,211	Intevac, Inc.*	2,254,940
769,486	USA Technologies, Inc.*	1,238,872

		3,493,812

	Thrifts & Mortgage Finance 1.7%
1,225,430	Gruh Finance Ltd. (India)	5,285,117

	Trading Companies & Distributors 2.8%
256,801	CAI International, Inc.*	5,957,783
96,714	Rush Enterprises, Inc., Class B*	2,723,466

		8,681,249

	Trucking 3.1%
161,025	Marten Transport Ltd.	3,520,007
113,581	Saia, Inc.*	6,287,844

		9,807,851

	Total Common Stocks (cost $179,838,613)	301,318,657

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.2%

	Repurchase Agreement 4.2%
$13,176,716	Repurchase Agreement dated 12/31/14, 0.00% due 1/2/15 with State Street Bank and Trust Co. collateralized by $13,345,000 of United States Treasury Notes 1.625% due 03/31/19; value: $13,445,088; repurchase proceeds: $13,176,716 (cost $13,176,716)	$13,176,716

	Total Short-Term Investments (cost $13,176,716)	13,176,716

	Total Investments (cost $193,015,329) 100.5%§	314,495,373
	Liabilities less Other Assets (0.5%)	(1,687,070)

	NET ASSETS 100.0%	$312,808,303

	*Non-income producing.
	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 8.39%.
	REIT Real Estate Investment Trust.
	See Notes to Schedules of Investments.

At December 31, 2014, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	1.4
Canada	1.6
Germany	2.0
India	7.5
Ireland	1.6
New Zealand	0.5
United Kingdom	0.9
United States	84.5

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments

December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 97.8%

	Airlines 1.6%
17,000	Allegiant Travel Co.	$2,555,610

	Alternative Carriers 0.7%
160,000	ORBCOMM, Inc.*	1,046,400

	Application Software 4.3%
240,000	ClickSoftware Technologies Ltd.* (Israel)	1,723,200
107,000	Ebix, Inc.	1,817,930
31,000	ESI Group* (France)	812,419
30,000	Interactive Intelligence Group, Inc.*	1,437,000
77,000	Tangoe, Inc.*	1,003,310

		6,793,859

	Asset Management & Custody Banks 3.4%
132,000	Medallion Financial Corp.	1,321,320
186,000	Pzena Investment Management, Inc., Class A	1,759,560
80,000	Silvercrest Asset Management Group, Inc.	1,252,000
6,000	Virtus Investment Partners, Inc.	1,022,940

		5,355,820

	Auto Parts & Equipment 1.7%
75,000	Gentherm, Inc.*	2,746,500

	Automotive Retail 0.6%
38,000	Mekonomen AB (Sweden)	992,128

	Brewers 1.1%
1,000,000	Turk Tuborg Bira ve Malt Sanayii A.S.* (Turkey)	1,702,844

	Building Products 0.8%
29,000	Patrick Industries, Inc.*	1,275,420

	Commercial Printing 1.1%
222,000	InnerWorkings, Inc.*	1,729,380

	Commodity Chemicals 1.3%
140,000	Trecora Resources*	2,058,000

	Communications Equipment 1.2%
250,000	ShoreTel, Inc.*	1,837,500

	Construction & Engineering 0.4%
21,000	Northwest Pipe Co.*	632,520

	Construction Machinery & Heavy Trucks 0.6%
77,000	Manitex International, Inc.*	978,670

	Construction Materials 1.8%
29,000	Caesarstone Sdot-Yam Ltd. (Israel)	1,734,780
3,000,000	Dongpeng Holdings Co. Ltd. (China)	1,116,313

		2,851,093

	Consumer Finance 1.1%
39,000	Encore Capital Group, Inc.*	1,731,600

	Data Processing & Outsourced Services 1.4%
41,000	ExlService Holdings, Inc.*	1,177,110
80,000	KGMobilians Co. Ltd.* (Korea)	1,054,306

		2,231,416

	Distillers & Vintners 1.1%
187,000	Crimson Wine Group Ltd.*	1,776,500

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Diversified Banks 1.0%
1,100,000	City Union Bank Ltd. (India)	$1,635,647

	Electrical Components & Equipment 0.6%
700,000	Revolution Lighting Technologies, Inc.*	945,000

	Electronic Equipment & Instruments 0.6%
55,000	Optex Co. Ltd. (Japan)	882,567

	Electronic Manufacturing Services 0.6%
53,000	Fabrinet*	940,220

	Environmental & Facilities Services 0.8%
330,000	Hudson Technologies, Inc.*	1,244,100

	Food Distributors 1.1%
74,000	Chefs’ Warehouse, Inc. (The)*	1,704,960

	General Merchandise Stores 0.6%
30,000	Seria Co. Ltd. (Japan)	998,442

	Health Care Equipment 3.8%
91,000	AtriCure, Inc.*	1,816,360
515,728	Cardica, Inc.*	361,009
97,000	Ion Beam Applications* (Belgium)	1,683,156
165,000	iRadimed Corp.*	2,128,500

		5,989,025

	Health Care Facilities 1.4%
42,000	Ensign Group, Inc. (The)	1,864,380
370,043	Religare Health Trust** (Singapore)	279,541

		2,143,921

	Health Care REITs 2.7%
205,466	CareTrust REIT, Inc.	2,533,396
100,000	Physicians Realty Trust	1,660,000

		4,193,396

	Health Care Services 4.8%
38,000	Air Methods Corp.*	1,673,140
65,000	LHC Group, Inc.*	2,026,700
88,000	National Research Corp., Class A	1,231,120
930,000	Nobilis Health Corp. PIPE* *** † (Canada)	2,706,561

		7,637,521

	Health Care Supplies 2.2%
37,000	Guerbet (France)	1,526,720
450,000	Synergetics USA, Inc.*	1,957,500

		3,484,220

	Health Care Technology 1.0%
110,000	Nexus AG (Germany)	1,610,577

	Heavy Electrical Equipment 0.7%
112,000	Pioneer Power Solutions, Inc.*	1,047,200

	Homebuilding 2.8%
135,000	Installed Building Products, Inc.*	2,405,700
131,000	LGI Homes, Inc.*	1,954,520

		4,360,220

	Homefurnishing Retail 1.8%
50,000	Kirkland’s, Inc.*	1,182,000
59,000	Select Comfort Corp.*	1,594,770

		2,776,770

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Hotels & Resort REITs 1.6%
206,000	Summit Hotel Properties, Inc.	$2,562,640

	Industrial Machinery 2.1%
50,000	Hy-Lok Corp.* (Korea)	1,462,246
58,000	John Bean Technologies Corp.	1,905,880

		3,368,126

	Internet Software & Services 2.6%
185,000	IntraLinks Holdings, Inc.*	2,201,500
104,000	Perficient, Inc.*	1,937,520

		4,139,020

	IT Consulting & Other Services 1.6%
32,000	EPAM Systems, Inc.*	1,528,000
700,000	WidePoint Corp.*	966,000

		2,494,000

	Leisure Facilities 1.1%
1,000,000	Grupo Sports World S.A.B. de C.V.* (Mexico)	1,750,131

	Life Sciences Tools & Services 1.0%
60,000	INC Research Holdings, Inc., Class A*	1,541,400

	Mortgage REITs 2.6%
370,000	Arbor Realty Trust, Inc.	2,504,900
66,000	Colony Financial, Inc.	1,572,120

		4,077,020

	Packaged Foods & Meats 1.4%
22,000	John B. Sanfilippo & Son, Inc.	1,001,000
3,000,000	Kawan Food Berhad (Malaysia)	1,188,794

		2,189,794

	Paper Packaging 0.6%
1,800,000	Greatview Aseptic Packaging Co. Ltd. (China)	924,682

	Personal Products 2.0%
150,000	MusclePharm Corp. PIPE*	1,275,000
44,000	Nu Skin Enterprises, Inc., Class A	1,922,800

		3,197,800

	Pharmaceuticals 7.1%
79,000	Cempra, Inc.*	1,857,290
90,000	Horizon Pharma plc*	1,160,100
1,595,000	Lee’s Pharmaceutical Holdings Ltd. (China)	2,328,527
225,000	Moberg Pharma AB* (Sweden)	1,085,532
80,000	Natco Pharma Ltd. (India)	1,953,091
80,000	Torrent Pharmaceuticals Ltd. (India)	1,427,617
159,936	TWi Pharmaceuticals, Inc.* (Taiwan)	1,370,067

		11,182,224

	Property & Casualty Insurance 3.4%
140,000	1347 Property Insurance Holdings, Inc.*	1,100,400
145,000	Atlas Financial Holdings, Inc.*	2,366,400
222,878	Kingstone Cos., Inc.	1,810,884

		5,277,684

	Regional Banks 3.6%
88,000	Customers Bancorp, Inc.*	1,712,480
51,000	First of Long Island Corp. (The)	1,446,870
93,000	Investar Holding Corp.	1,288,050
89,000	Pacific Continental Corp.	1,262,020

		5,709,420

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Research & Consulting Services 2.1%
85,000	Acacia Research Corp.	$1,439,900
100,000	Franklin Covey Co.*	1,936,000

		3,375,900

	Residential REITs 0.5%
64,600	Bluerock Residential Growth REIT, Inc.	802,978

	Restaurants 1.3%
85,000	Del Frisco’s Restaurant Group, Inc.*	2,017,900

	Semiconductor Equipment 2.1%
114,678	PDF Solutions, Inc.*	1,704,115
180,000	Ultra Clean Holdings, Inc.*	1,670,400

		3,374,515

	Semiconductors 0.7%
850,000	GigOptix, Inc.*	1,020,000

	Soft Drinks 0.7%
12,000,000	Pepsi-Cola Products Philippines, Inc.* (Philippines)	1,096,459

	Systems Software 0.9%
72,000	AVG Technologies N.V.*	1,421,280

	Technology Hardware, Storage & Peripherals 1.3%
65,000	KONA I Co. Ltd. (Korea)	1,985,817

	Textiles 1.0%
2,900,000	Best Pacific International Holdings Ltd. (Hong Kong)	1,518,442

	Thrifts & Mortgage Finance 0.9%
10,000	BofI Holding, Inc.*	778,100
49,455	Ocean Shore Holding Co.	712,647

		1,490,747

	Trading Companies & Distributors 2.0%
71,000	CAI International, Inc.*	1,647,200
20,000	DXP Enterprises, Inc.*	1,010,600
50,000	Neff Corp., Class A*	563,500

		3,221,300

	Trucking 2.9%
76,000	Roadrunner Transportation Systems, Inc.*	1,774,600
49,000	Saia, Inc.*	2,712,640

		4,487,240

	Total Common Stocks (cost $119,792,962)	154,115,565

	PREFERRED STOCKS 1.6%

	Apparel Retail 0.7%
166,000	Grazziotin S.A. Pfd. (Brazil)	1,079,106

	Pharmaceuticals 0.9%
105,263	Acetylon Pharmaceuticals, Inc., Series B Pfd.* *** †	1,366,314

	Total Preferred Stocks (cost $1,860,729)	2,445,420

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	WARRANTS 0.4%

	Health Care Services 0.4%
465,000	Nobilis Health Corp. expiring 9/25/16* *** † (Canada)	$680,644

	Total Warrants (cost $—)	680,644

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.6%

	Repurchase Agreement 0.6%
$947,241	Repurchase Agreement dated 12/31/14, 0.00% due 1/2/15 with State Street Bank and Trust Co. collateralized by $965,000 of United States Treasury Notes 1.500% due 2/28/19; value: $969,652; repurchase proceeds: $947,241 (cost $947,241)	$947,241

	Total Short-Term Investments (cost $947,241)	947,241

	Total Investments (cost $122,600,932) 100.4%§	158,188,870
	Liabilities less Other Assets (0.4%)	(571,936)

	NET ASSETS 100.0%	$157,616,934

	*Non-income producing.

	**Common units.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 12.52%.

	PIPE Private Investment in a Public Equity.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

At December 31, 2014, Wasatch Micro Cap Value Fund’s investments excluding short-term investments were in the following countries:

COUNTRY	%
Belgium	1.1
Brazil	0.7
Canada	2.1
China	2.8
France	1.5
Germany	1.0
Hong Kong	1.0
India	3.2
Israel	2.2
Japan	1.2
Korea	2.8
Malaysia	0.7
Mexico	1.1
Philippines	0.7
Singapore	0.2
Sweden	1.3
Taiwan	0.9
Turkey	1.1
United States	74.4

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments

December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 94.6%

	Aerospace & Defense 1.8%
896,297	HEICO Corp., Class A	$42,448,626

	Air Freight & Logistics 3.1%
36,319,023	Aramex PJSC (United Arab Emirates)	30,450,441
1,474,753	Echo Global Logistics, Inc.* ‡‡	43,062,788

		73,513,229

	Airlines 3.1%
483,651	Allegiant Travel Co.	72,707,255

	Airport Services 0.6%
1,016,590	Wesco Aircraft Holdings, Inc.*	14,211,928

	Apparel Retail 1.9%
1,145,388	Zumiez, Inc.*	44,246,338

	Application Software 3.7%
594,444	Ultimate Software Group, Inc.*	87,273,296

	Automotive Retail 2.9%
621,656	Monro Muffler Brake, Inc.	35,931,717
162,913	O’Reilly Automotive, Inc.*	31,380,302

		67,312,019

	Biotechnology 6.9%
2,124,073	Abcam plc (United Kingdom)	15,377,827
745,594	Argos Therapeutics, Inc.*	7,455,940
527,438	Cellular Dynamics International, Inc.*	3,391,426
1,357,191	ChemoCentryx, Inc.*	9,269,615
535,848	Esperion Therapeutics, Inc.*	21,669,693
920,717	Exact Sciences Corp.*	25,264,474
987,182	Inovio Pharmaceuticals, Inc.*	9,062,331
1,529,490	Sangamo BioSciences, Inc.*	23,263,543
1,416,568	Seattle Genetics, Inc.*	45,514,330

		160,269,179

	Consumer Finance 0.7%
3,305,639	Mahindra & Mahindra Financial Services Ltd. (India)	17,153,425

	Data Processing & Outsourced Services 6.4%
891,910	ExlService Holdings, Inc.*	25,606,736
1,098,324	Syntel, Inc.*	49,402,614
1,693,029	Wirecard AG (Germany)	73,823,033

		148,832,383

	Diversified Banks 2.0%
565,550	HDFC Bank Ltd. ADR (India)	28,701,662
1,566,515	Yes Bank Ltd. (India)	19,009,661

		47,711,323

	Diversified Support Services 1.8%
1,124,516	Copart, Inc.*	41,033,589

	Drug Retail 0.7%
119,229	Cosmos Pharmaceutical Corp. (Japan)	16,274,098

	Electrical Components & Equipment 1.3%
648,886	Polypore International, Inc.*	30,530,086

	Electronic Manufacturing Services 2.3%
729,002	IPG Photonics Corp.*	54,616,830

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Environmental & Facilities Services 1.0%
842,110	Tetra Tech, Inc.	$22,484,337

	Food Distributors 1.4%
1,423,495	Chefs’ Warehouse, Inc. (The)* ‡‡	32,797,325

	Health Care Distributors 1.8%
246,994	MWI Veterinary Supply, Inc.*	41,966,750

	Health Care Equipment 1.9%
484,672	Abaxis, Inc.	27,543,910
153,149	DexCom, Inc.*	8,430,852
593,260	Tandem Diabetes Care, Inc.*	7,534,402

		43,509,164

	Health Care Services 3.8%
977,129	ExamWorks Group, Inc.*	40,638,795
1,030,019	IPC The Hospitalist Co., Inc.* ‡‡	47,267,572

		87,906,367

	Homefurnishing Retail 1.9%
751,690	Mattress Firm Holding Corp.*	43,658,155

	Human Resource & Employment Services 0.1%
78,205	Paylocity Holding Corp.*	2,041,933

	Industrial Machinery 1.9%
262,005	Graco, Inc.	21,007,561
339,785	Proto Labs, Inc.*	22,819,960

		43,827,521

	Internet Retail 3.9%
786,591	Blue Nile, Inc.* ‡‡	28,325,142
1,659,791	MakeMyTrip Ltd.* (India)	43,137,968
400,086	RetailMeNot, Inc.*	5,849,257
183,857	zooplus AG* (Germany)	14,536,454

		91,848,821

	Internet Software & Services 8.9%
1,093,102	Angie’s List, Inc.*	6,810,026
193,309	Cimpress N.V.*	14,467,246
2,098,858	Cornerstone OnDemand, Inc.*	73,879,802
1,206,042	Dealertrack Technologies, Inc.*	53,439,721
396,238	Envestnet, Inc.*	19,471,135
1,615,954	SciQuest, Inc.* ‡‡	23,350,535
280,753	SPS Commerce, Inc.*	15,899,042

		207,317,507

	Leisure Facilities 1.7%
682,619	Life Time Fitness, Inc.*	38,649,888

	Life Sciences Tools & Services 5.2%
189,236	Bio-Techne Corp.	17,485,406
1,172,379	Divi’s Laboratories Ltd. (India)	31,970,297
987,555	Fluidigm Corp.*	33,310,230
752,549	ICON plc* (Ireland)	38,372,474

		121,138,407

	Managed Health Care 0.2%
749,016	Trupanion, Inc.*	5,190,681

	Oil & Gas Equipment & Services 1.2%
156,123	Dril-Quip, Inc.*	11,979,318
160,362	Schoeller-Bleckmann Oilfield Equipment AG (Austria)	11,643,218
146,926	ShawCor Ltd. (Canada)	5,363,925

		28,986,461

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Oil & Gas Exploration & Production 1.1%
3,114,453	Gran Tierra Energy, Inc.* (Colombia)	$11,990,644
978,179	Northern Oil and Gas, Inc.*	5,526,711
3,483,665	Premier Oil plc (United Kingdom)	9,005,394

		26,522,749

	Packaged Foods & Meats 1.1%
286,067	GlaxoSmithKline Consumer Healthcare Ltd. (India)	26,634,176

	Personal Products 0.6%
472,827	Colgate-Palmolive India Ltd. (India)	13,372,586

	Pharmaceuticals 1.8%
1,752,428	Cempra, Inc.*	41,199,582

	Research & Consulting Services 1.3%
1,099,314	Stantec, Inc. (Canada)	30,143,190

	Restaurants 1.6%
1,491,986	Jubilant Foodworks Ltd.* (India)	32,238,305
179,885	Zoe’s Kitchen, Inc.*	5,380,360

		37,618,665

	Semiconductors 3.9%
393,280	Cavium, Inc.*	24,312,570
1,150,899	Power Integrations, Inc.	59,547,514
161,235	Silicon Laboratories, Inc.*	7,678,011

		91,538,095

	Specialty Stores 0.5%
259,737	Hibbett Sports, Inc.*	12,579,063

	Systems Software 2.0%
600,133	FleetMatics Group plc*	21,298,720
1,229,162	Infoblox, Inc.*	24,841,364

		46,140,084

	Trading Companies & Distributors 2.2%
141,374	DXP Enterprises, Inc.*	7,143,628
547,600	MSC Industrial Direct Co., Inc., Class A	44,492,500

		51,636,128

	Trucking 4.4%
3,030,283	Knight Transportation, Inc.††	101,999,326

	Total Common Stocks (cost $1,366,294,874)	2,208,840,565

	PREFERRED STOCKS 1.2%

	Biotechnology 0.0%
677,966	Nanosys, Inc., Series D Pfd.* *** †	181,288
161,519	Nanosys, Inc., Series E Pfd.* *** †	177,865

		359,153

	Oil & Gas Equipment & Services 0.5%
5,818,582	Drilling Info Holdings, Inc., Series B Pfd.* *** †	11,643,565

	Systems Software 0.7%
1,114,610	DataStax, Inc., Series E Pfd.* *** †	8,000,002
33,296	DocuSign, Inc., Series B Pfd. Pfd.* *** †	437,256
9,974	DocuSign, Inc., Series B-1 Pfd. Pfd.* *** †	130,983
23,905	DocuSign, Inc., Series D Pfd. Pfd.* *** †	313,930

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
618,152	DocuSign, Inc., Series E Pfd. Pfd.* *** †	$8,117,819

		16,999,990

	Total Preferred Stocks (cost $34,534,931)	29,002,708

	LIMITED PARTNERSHIP INTEREST 0.2%

	Asset Management & Custody Banks 0.2%
	Greenspring Global Partners II-B, L.P.*** †	3,028,192
	Greenspring Global Partners III-B, L.P.*** †	1,286,680

		4,314,872

	Total Limited Partnership Interest (cost $4,562,138)	4,314,872

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.9%

	Repurchase Agreement 3.9%
$91,940,171	Repurchase Agreement dated 12/31/14, 0.00% due 1/2/15 with State Street Bank and Trust Co. collateralized by $93,310,000 of United States Treasury Notes 1.500% due 2/28/19; value: $85,495,195; United States Treasury Notes 1.625% due 3/31/19; value: $8,286,688; repurchase proceeds: $91,940,171†† (cost $91,940,171)	$91,940,171

	Total Short-Term Investments (cost $91,940,171)	91,940,171

	Total Investments (cost $1,497,332,114) 99.9%§	2,334,098,316
	Other Assets less Liabilities 0.1%	2,156,348

	NET ASSETS 100.0%	$2,336,254,664

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

	††All or a portion of this security has been designated as collateral for purchase commitments (see Note 8).

	‡‡Affiliated company (see Note 6).

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 12.19%.

	ADR American Depositary Receipt.

	See Notes to Schedules of Investments.

At December 31, 2014, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Austria	0.5
Canada	1.6
Colombia	0.5
Germany	3.9
India	9.5
Ireland	1.7
Japan	0.7
United Arab Emirates	1.4
United Kingdom	1.1
United States	79.1

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments

December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 99.3%

	Aerospace & Defense 2.5%
145,861	HEICO Corp., Class A	$6,907,977

	Airlines 2.4%
45,155	Allegiant Travel Co.	6,788,151

	Airport Services 1.0%
190,823	Wesco Aircraft Holdings, Inc.*	2,667,706

	Apparel Retail 1.3%
219,041	Chico’s FAS, Inc.	3,550,655

	Application Software 1.5%
245,135	Ebix, Inc.	4,164,844

	Asset Management & Custody Banks 2.7%
221,486	Manning & Napier, Inc.	3,060,937
26,464	Virtus Investment Partners, Inc.	4,511,847

		7,572,784

	Auto Parts & Equipment 1.6%
95,983	Dorman Products, Inc.*	4,633,099

	Computer & Electronics Retail 1.3%
108,798	GameStop Corp., Class A	3,677,372

	Consumer Finance 5.0%
28,148	Credit Acceptance Corp.*	3,839,669
81,405	Encore Capital Group, Inc.*	3,614,382
61,156	PRA Group, Inc.*	3,542,767
101,900	Shriram City Union Finance Ltd. (India)	3,131,142

		14,127,960

	Data Processing & Outsourced Services 4.8%
123,627	ExlService Holdings, Inc.*	3,549,331
153,063	NeuStar, Inc., Class A*	4,255,151
123,920	Syntel, Inc.*	5,573,922

		13,378,404

	Diversified Banks 3.4%
2,552,010	City Union Bank Ltd. (India)	3,794,716
477,059	Yes Bank Ltd. (India)	5,789,111

		9,583,827

	Diversified Support Services 2.6%
199,941	Copart, Inc.*	7,295,847

	Electrical Components & Equipment 1.5%
87,659	Polypore International, Inc.*	4,124,356

	Electronic Manufacturing Services 2.1%
332,255	Fabrinet*	5,894,204

	Fertilizers & Agricultural Chemicals 2.7%
248,075	American Vanguard Corp.	2,882,632
338,472	Intrepid Potash, Inc.*	4,697,991

		7,580,623

	Footwear 1.6%
81,368	Skechers U.S.A., Inc., Class A*	4,495,582

	Health Care Facilities 3.2%
201,641	Ensign Group, Inc. (The)	8,950,844

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Health Care REITs 2.7%
624,747	CareTrust REIT, Inc.	$7,703,131

	Health Care Services 3.4%
112,528	Air Methods Corp.*	4,954,608
146,948	LHC Group, Inc.*	4,581,838

		9,536,446

	Homebuilding 1.2%
230,007	LGI Homes, Inc.*	3,431,704

	Homefurnishing Retail 3.9%
193,195	Kirkland’s, Inc.*	4,567,130
238,016	Select Comfort Corp.*	6,433,572

		11,000,702

	Hotels & Resort REITs 2.6%
579,095	Summit Hotel Properties, Inc.	7,203,942

	Internet Retail 1.0%
106,688	MakeMyTrip Ltd.* (India)	2,772,821

	Internet Software & Services 2.7%
101,237	Cimpress N.V.*	7,576,577

	IT Consulting & Other Services 1.8%
107,055	EPAM Systems, Inc.*	5,111,876

	Life Sciences Tools & Services 1.0%
53,386	ICON plc* (Ireland)	2,722,152

	Mortgage REITs 2.6%
1,072,975	Arbor Realty Trust, Inc.	7,264,041

	Oil & Gas Equipment & Services 1.5%
66,776	Geospace Technologies Corp.*	1,769,564
109,984	TGS-NOPEC Geophysical Co. ASA (Norway)	2,362,378
8,000	TGS-NOPEC Geophysical Co. ASA ADR (Norway)	173,840

		4,305,782

	Oil & Gas Exploration & Production 1.7%
418,003	Northern Oil and Gas, Inc.*	2,361,717
188,584	Ultra Petroleum Corp.*	2,481,765

		4,843,482

	Oil & Gas Refining & Marketing 2.1%
125,162	World Fuel Services Corp.	5,873,853

	Personal Products 2.7%
172,473	Nu Skin Enterprises, Inc., Class A	7,537,070

	Pharmaceuticals 2.7%
60,471	Mallinckrodt plc*	5,988,443
1,527,000	Marksans Pharma Ltd. (India)	1,469,813

		7,458,256

	Regional Banks 7.1%
310,491	Customers Bancorp, Inc.*	6,042,155
203,154	MidSouth Bancorp, Inc.	3,522,690
128,170	Pinnacle Financial Partners, Inc.	5,067,842
96,731	Prosperity Bancshares, Inc.	5,355,028

		19,987,715

	Research & Consulting Services 3.5%
240,476	Acacia Research Corp.	4,073,663
300,461	Franklin Covey Co.*	5,816,925

		9,890,588

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Semiconductor Equipment 1.3%
248,406	PDF Solutions, Inc.*	$3,691,313

	Semiconductors 1.2%
467,784	Sigma Designs, Inc.*	3,461,602

	Systems Software 2.9%
417,147	AVG Technologies N.V.*	8,234,482

	Trading Companies & Distributors 1.3%
31,169	DXP Enterprises, Inc.*	1,574,969
25,155	MSC Industrial Direct Co., Inc., Class A	2,043,844

		3,618,813

	Trucking 7.2%
152,800	Knight Transportation, Inc.	5,143,248
51,483	Old Dominion Freight Line, Inc.*	3,997,140
112,754	Saia, Inc.*	6,242,061
171,841	Universal Truckload Services, Inc.	4,899,187

		20,281,636

	Total Common Stocks (cost $226,503,519)	278,902,219

Principal Amount		Value

	SHORT-TERM INVESTMENTS 2.5%

	Repurchase Agreement 2.5%
$6,982,274	Repurchase Agreement dated 12/31/14, 0.00% due 1/2/15 with State Street Bank and Trust Co. collateralized by $7,070,000 of United States Treasury Notes 1.625% due 3/31/19; value: $7,123,025; repurchase proceeds: $6,982,274 (cost $6,982,274)	$6,982,274

	Total Short-Term Investments (cost $6,982,274)	6,982,274

	Total Investments (cost $233,485,793) 101.8%§	285,884,493
	Liabilities less Other Assets (1.8%)	(4,968,469)

	NET ASSETS 100.0%	$280,916,024

	*Non-income producing.

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 5.89%.

	ADR American Depositary Receipt.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

At December 31, 2014, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
India	6.1
Ireland	1.0
Norway	0.9
United States	92.0

Total	100.0%

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments

December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 84.8%

	Asset Management & Custody Banks 7.5%
496,300	Medallion Financial Corp.	$4,967,963
186,100	NorthStar Asset Management Group, Inc.	4,200,277

		9,168,240

	Broadcasting 2.3%
51,000	CBS Corp., Class B	2,822,340

	Cable & Satellite 2.1%
43,500	Comcast Corp., Class A	2,523,435

	Consumer Finance 6.0%
46,530	Capital One Financial Corp.	3,841,051
54,500	Discover Financial Services	3,569,205

		7,410,256

	Data Processing & Outsourced Services 5.7%
43,000	MasterCard, Inc., Class A	3,704,880
12,435	Visa, Inc., Class A	3,260,457

		6,965,337

	Diversified REITs 0.2%
177,857	Star Asia Financial Ltd.* *** †	231,214

	Drug Retail 2.0%
25,400	CVS Health Corp.	2,446,274

	Health Care Services 1.6%
18,240	Chemed Corp.	1,927,421

	Integrated Oil & Gas 6.3%
31,400	Occidental Petroleum Corp.	2,531,154
164,263	Suncor Energy, Inc. (Canada)	5,218,964

		7,750,118

	Integrated Telecommunication Services 2.0%
52,000	Verizon Communications, Inc.	2,432,560

	Mortgage REITs 21.8%
131,900	Altisource Residential Corp.	2,558,860
185,600	American Capital Mortgage Investment Corp.	3,496,704
194,000	Capstead Mortgage Corp.	2,382,320
149,491	Colony Financial, Inc.	3,560,876
277,100	NorthStar Realty Finance Corp.	4,871,418
162,200	Starwood Property Trust, Inc.	3,769,528
338,000	Two Harbors Investment Corp.	3,386,760
160,568	ZAIS Financial Corp.	2,769,798

		26,796,264

	Movies & Entertainment 1.3%
16,600	Walt Disney Co. (The)	1,563,554

	Multi-Line Insurance 1.4%
30,000	American International Group, Inc.	1,680,300

	Oil & Gas Drilling 1.1%
20,000	Helmerich & Payne, Inc.	1,348,400

	Oil & Gas Exploration & Production 2.0%
339,492	Evolution Petroleum Corp.	2,522,425

	Personal Products 4.3%
73,374	Herbalife Ltd.	2,766,200
58,000	Nu Skin Enterprises, Inc., Class A	2,534,600

		5,300,800

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Railroads 2.1%
38,100	Canadian National Railway Co. (Canada)	$2,625,075

	Restaurants 2.0%
26,600	McDonald’s Corp.	2,492,420

	Semiconductors 2.0%
55,000	Microchip Technology, Inc.	2,481,050

	Technology Hardware, Storage & Peripherals 2.0%
22,100	Apple, Inc.	2,439,398

	Thrifts & Mortgage Finance 2.9%
183,000	Home Loan Servicing Solutions Ltd.	3,572,160

	Trading Companies & Distributors 6.2%
120,500	TAL International Group, Inc.*	5,250,185
9,430	W.W. Grainger, Inc.	2,403,613

		7,653,798

	Total Common Stocks (cost $93,432,547)	104,152,839

	EXCHANGE-TRADED FUNDS 1.7%

	Asset Management & Custody Banks 1.7%
30,600	PowerShares Dynamic Pharmaceuticals Portfolio	2,035,818

	Total Exchange-Traded Funds (cost $886,703)	2,035,818

	LIMITED PARTNERSHIP INTEREST 7.8%
	Asset Management & Custody Banks 7.8%
	Blackstone Group L.P.	4,462,177
	KKR & Co. L.P.	5,094,595

		9,556,772

	Total Limited Partnership Interest (cost $8,922,603)	9,556,772

Principal Amount		Value
	CORPORATE BONDS 0.0%

	Gold 0.0%
$ 206,604	Redcorp Ventures Ltd., 13.00%, 7/11/12, Series D* *** † §§ (Canada)	$925

	Total Corporate Bonds (cost $152,583)	925

	SHORT-TERM INVESTMENTS 4.6%

	Repurchase Agreement 4.6%
5,629,731	Repurchase Agreement dated 12/31/14, 0.00% due 1/2/15 with State Street Bank and Trust Co. collateralized by $5,590,000 of United States Treasury Notes 2.375% due 8/15/24; value: $5,743,725; repurchase proceeds: $5,629,731 (cost $5,629,731)	5,629,731

	Total Short-Term Investments (cost $5,629,731)	5,629,731

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Value
Total Investments (cost $109,024,167) 98.9%	$121,376,085
Other Assets less Liabilities 1.1%	1,373,048

NET ASSETS 100.0%	$122,749,133

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Notes 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

§§ In default.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2014, Wasatch Strategic Income Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Canada	6.8
United States	93.2

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments

December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 92.7%

	Air Freight & Logistics 1.5%
56,079	Echo Global Logistics, Inc.*	$1,637,507

	Apparel, Accessories & Luxury Goods 1.0%
5,780	Page Industries Ltd. (India)	1,071,895

	Application Software 5.8%
94,652	Exa Corp.*	1,115,001
24,367	Interactive Intelligence Group, Inc.*	1,167,179
30,215	QLIK Technologies, Inc.*	933,341
73,826	Tangoe, Inc.*	961,953
14,001	Ultimate Software Group, Inc.*	2,055,557

		6,233,031

	Asset Management & Custody Banks 0.9%
5,882	Virtus Investment Partners, Inc.	1,002,822

	Biotechnology 9.8%
68,961	Argos Therapeutics, Inc.*	689,610
69,159	Cellular Dynamics International, Inc.*	444,692
84,974	ChemoCentryx, Inc.*	580,372
284,611	Cytokinetics, Inc.*	2,279,734
19,210	Esperion Therapeutics, Inc.*	776,852
34,075	Exact Sciences Corp.*	935,018
21,415	GlobeImmune, Inc.*	160,613
76,345	Inovio Pharmaceuticals, Inc.*	700,847
68,378	OncoGenex Pharmaceutical, Inc.*	156,586
115,507	Sangamo BioSciences, Inc.*	1,756,862
64,822	Seattle Genetics, Inc.*	2,082,731

		10,563,917

	Building Products 1.0%
24,894	Trex Co., Inc.*	1,059,987

	Consumer Finance 0.8%
166,076	Mahindra & Mahindra Financial Services Ltd. (India)	861,792

	Data Processing & Outsourced Services 1.1%
26,728	Syntel, Inc.*	1,202,225

	Diversified Banks 4.5%
1,274,848	City Union Bank Ltd. (India)	1,895,638
248,096	Yes Bank Ltd. (India)	3,010,645

		4,906,283

	Electrical Components & Equipment 1.8%
41,650	Polypore International, Inc.*	1,959,632

	Electronic Equipment & Instruments 0.5%
38,105	Control4 Corp.*	585,674

	Electronic Manufacturing Services 1.9%
27,359	IPG Photonics Corp.*	2,049,736

	Environmental & Facilities Services 1.0%
25,556	Waste Connections, Inc.	1,124,208

	Footwear 0.8%
14,934	Skechers U.S.A., Inc., Class A*	825,103

	Health Care Equipment 5.5%
117,670	AtriCure, Inc.*	2,348,693
1,158,664	Cardica, Inc.*	811,065
70,512	Novadaq Technologies, Inc.* (Canada)	1,171,910

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
20,621	NuVasive, Inc.*	$972,486
49,910	Tandem Diabetes Care, Inc.*	633,857

		5,938,011

	Health Care Services 0.8%
20,203	IPC The Hospitalist Co., Inc.*	927,116

	Homebuilding 2.1%
68,515	Installed Building Products, Inc.*	1,220,937
67,462	LGI Homes, Inc.*	1,006,533

		2,227,470

	Human Resource & Employment Services 0.8%
33,668	Paylocity Holding Corp.*	879,071

	Industrial Machinery 1.8%
29,136	Proto Labs, Inc.*	1,956,774

	Internet Retail 2.6%
91,178	MakeMyTrip Ltd.* (India)	2,369,716
27,207	RetailMeNot, Inc.*	397,767

		2,767,483

	Internet Software & Services 11.3%
73,776	Amber Road, Inc.*	753,991
25,348	Cimpress N.V.*	1,897,044
78,686	Cornerstone OnDemand, Inc.*	2,769,747
19,537	Cvent, Inc.*	543,910
16,854	Demandware, Inc.*	969,779
143,366	E2open, Inc.*	1,377,747
107,057	SciQuest, Inc.*	1,546,974
28,084	SPS Commerce, Inc.*	1,590,397
45,380	Xoom Corp.*	794,604
91,388	Xtera Communications, Inc.* *** †	914

		12,245,107

	IT Consulting & Other Services 1.7%
35,413	Cognizant Technology Solutions Corp., Class A*	1,864,849

	Life Sciences Tools & Services 1.0%
20,702	ICON plc* (Ireland)	1,055,595

	Managed Health Care 0.5%
11,609	HealthEquity, Inc.*	295,449
31,129	Trupanion, Inc.*	215,724

		511,173

	Oil & Gas Exploration & Production 1.1%
112,722	Northern Oil and Gas, Inc.*	636,879
40,207	Ultra Petroleum Corp.*	529,124

		1,166,003

	Oil & Gas Refining & Marketing 0.5%
277,686	Amyris, Inc.*	572,033

	Packaged Foods & Meats 1.4%
15,963	GlaxoSmithKline Consumer Healthcare Ltd. (India)	1,486,230

	Pharmaceuticals 5.3%
19,130	Aerie Pharmaceuticals, Inc.*	558,405
71,482	Cardiovascular Systems, Inc.*	2,150,179
76,687	Cempra, Inc.*	1,802,911
97,925	Egalet Corp.*	557,193
52,939	Horizon Pharma plc*	682,384

		5,751,072

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Regional Banks 0.8%
45,797	Customers Bancorp, Inc.*	$891,210

	Restaurants 2.2%
85,378	Jubilant Foodworks Ltd.* (India)	1,844,818
16,943	Zoe’s Kitchen, Inc.*	506,765

		2,351,583

	Semiconductor Equipment 2.0%
146,183	PDF Solutions, Inc.*	2,172,279

	Semiconductors 6.4%
20,085	Cavium, Inc.*	1,241,655
146,151	MaxLinear, Inc., Class A*	1,082,979
22,241	NVE Corp.*	1,574,440
57,804	Power Integrations, Inc.	2,990,779

		6,889,853

	Specialized Consumer Services 0.9%
52,963	LifeLock, Inc.*	980,345

	Specialized Finance 0.6%
22,618	CRISIL Ltd. (India)	681,191

	Specialty Chemicals 2.6%
32,868	Balchem Corp.	2,190,323
468,099	EcoSynthetix, Inc.* (Canada)	604,571

		2,794,894

	Systems Software 6.3%
72,710	FleetMatics Group plc*	2,580,478
85,126	Infoblox, Inc.*	1,720,396
5,798	NetSuite, Inc.*	632,968
83,094	TubeMogul, Inc.*	1,873,770

		6,807,612

	Technology Hardware, Storage & Peripherals 0.9%
128,690	Intevac, Inc.*	999,921

	Trucking 1.2%
38,441	Knight Transportation, Inc.	1,293,924

	Total Common Stocks (cost $75,354,522)	100,294,611

	PREFERRED STOCKS 1.6%

	Biotechnology 0.1%
169,492	Nanosys, Inc., Series D Pfd.* *** †	45,322
40,380	Nanosys, Inc., Series E Pfd.* *** †	44,467

		89,789

	Health Care Technology 0.7%
253,064	Data Sciences International, Inc., Series B Pfd.* *** †	722,447
243,902	TherOx, Inc., Series I Pfd.* *** †	2,439

		724,886

	Oil & Gas Equipment & Services 0.8%
435,920	Drilling Info Holdings, Inc., Series B Pfd.* *** †	872,319

	Total Preferred Stocks (cost $3,171,238)	1,686,994

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	LIMITED PARTNERSHIP INTEREST 3.7%

	Asset Management & Custody Banks 3.7%
	Greenspring Global Partners II-B, L.P.*** †	$2,725,363
	Greenspring Global Partners III-B, L.P.*** †	1,286,680

		4,012,043

	Total Limited Partnership Interest (cost $4,238,701)	4,012,043

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.0%

	Repurchase Agreement 2.0%
$2,188,886	Repurchase Agreement dated 12/31/14, 0.00% due 1/2/15 with State Street Bank and Trust Co. collateralized by $2,225,000 of United States Treasury Notes 1.500% due 2/28/19; value: $2,235,727; repurchase proceeds: $2,188,886†† (cost $2,188,886)	$2,188,886

	Total Short-Term Investments (cost $2,188,886)	2,188,886

	Total Investments (cost $84,953,347) 100.0%§	108,182,534
	Other Assets less Liabilities <0.1%	10,910

	NET ASSETS 100.0%	$108,193,444

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

††All or a portion of this security has been designated as collateral for purchase commitments (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 7.67%.

See Notes to Schedules of Investments.

At December 31, 2014, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	1.7
India	12.5
Ireland	1.0
United States	84.8

Total	100.0%

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments

December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS 89.3%

	Asset Management & Custody Banks 4.3%
38,290	Ameriprise Financial, Inc.	$5,063,852
195,375	NorthStar Asset Management Group, Inc.	4,409,614

		9,473,466

	Automotive Retail 3.9%
331,396	Mekonomen AB (Sweden)	8,652,296

	Biotechnology 4.4%
1,241,094	Abcam plc (United Kingdom)	8,985,251
137,100	MDxHealth* (Belgium)	726,277

		9,711,528

	Broadcasting 1.0%
41,300	CBS Corp., Class B	2,285,542

	Cable & Satellite 3.8%
72,182	Comcast Corp., Class A	4,187,278
34,884	DIRECTV*	3,024,443
8,000	Time Warner Cable, Inc.	1,216,480

		8,428,201

	Computer & Electronics Retail 0.9%
42,374	Groupe Fnac* (France)	2,113,110

	Consumer Finance 7.7%
74,500	Capital One Financial Corp.	6,149,975
99,900	Discover Financial Services	6,542,451
72,000	Encore Capital Group, Inc.*	3,196,800
120,000	SLM Corp.	1,222,800

		17,112,026

	Data Processing & Outsourced Services 4.6%
52,750	MasterCard, Inc., Class A	4,544,940
21,195	Visa, Inc., Class A	5,557,329

		10,102,269

	Drug Retail 1.0%
23,400	CVS Health Corp.	2,253,654

	Education Services 4.0%
772,000	Kroton Educacional S.A. (Brazil)	4,501,543
158,915	TAL Education Group ADR* (China)	4,463,922

		8,965,465

	Fertilizers & Agricultural Chemicals 1.7%
30,700	Monsanto Co.	3,667,729

	Health Care Equipment 4.1%
99,146	DiaSorin S.p.A. (Italy)	3,994,420
169,881	Ion Beam Applications* (Belgium)	2,947,795
879,791	Sorin S.p.A.* (Italy)	2,048,572

		8,990,787

	Health Care Services 1.4%
98,511	Bio-Reference Laboratories, Inc.*	3,165,158

	Health Care Supplies 2.7%
1,627,285	Advanced Medical Solutions Group plc (United Kingdom)	3,174,964
70,292	Guerbet (France)	2,900,438

		6,075,402

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Home Entertainment Software 5.1%
211,368	Activision Blizzard, Inc. ††	$4,259,065
29,161	Nintendo Co. Ltd. (Japan)	3,040,252
144,443	Take-Two Interactive Software, Inc.*	4,048,738

		11,348,055

	Household Appliances 3.2%
220,322	De’ Longhi (Italy)	3,978,556
149,955	SodaStream International Ltd.* (Israel)	3,017,095

		6,995,651

	Industrial Machinery 0.8%
48,411	Rotork plc (United Kingdom)	1,742,905

	Internet Retail 2.7%
254,837	Ocado Group plc* (United Kingdom)	1,576,555
3,000	Priceline Group, Inc. (The)*	3,420,630
48,551	Start Today Co. Ltd. (Japan)	1,007,867

		6,005,052

	Internet Software & Services 7.9%
21,000	Alibaba Group Holding Ltd. ADR* (China)	2,182,740
87,159	eBay, Inc.*	4,891,363
11,365	Google, Inc., Class A*	6,030,951
43,545	IAC/InterActiveCorp	2,647,101
288,422	NetGem S.A. (France)	706,684
26,650	Twitter, Inc.*	955,935
6,528	Xtera Communications, Inc.* *** †	65

		17,414,839

	IT Consulting & Other Services 2.6%
110,564	Cognizant Technology Solutions Corp., Class A*	5,822,300

	Oil & Gas Equipment & Services 0.5%
10,000	Core Laboratories N.V.	1,203,400

	Oil & Gas Refining & Marketing 1.4%
63,900	World Fuel Services Corp.	2,998,827

	Personal Products 2.7%
85,401	Herbalife Ltd.	3,219,618
62,000	Nu Skin Enterprises, Inc., Class A	2,709,400

		5,929,018

	Pharmaceuticals 2.1%
32,863	Valeant Pharmaceuticals International, Inc.* (Canada)	4,703,024

	Publishing 1.9%
311,987	New York Times Co. (The)	4,124,468

	Real Estate Services 1.2%
78,411	Altisource Portfolio Solutions S.A.*	2,649,508

	Restaurants 2.6%
535,714	Domino’s Pizza Group plc (United Kingdom)	5,845,932

	Semiconductors 1.2%
58,600	Microchip Technology, Inc.	2,643,446

	Specialized Finance 3.5%
109,694	MarketAxess Holdings, Inc.	7,866,157

	Specialty Stores 0.6%
26,706	Fenix Outdoor International AG* (Sweden)	1,234,175

	Technology Hardware, Storage & Peripherals 1.3%
468,621	Xaar plc (United Kingdom)	2,814,126

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	Thrifts & Mortgage Finance 1.4%
178,000	PennyMac Financial Services, Inc., Class A*	$3,079,400

	Wireless Telecommunication Services 1.1%
124,600	MTN Group Ltd. (South Africa)	2,367,905

	Total Common Stocks (cost $166,943,390)	197,784,821

	LIMITED PARTNERSHIP INTEREST 0.1%

	Asset Management & Custody Banks 0.1%
	Greenspring Global Partners II-B, L.P.*** †	302,818

	Total Limited Partnership Interest (cost $323,431)	302,818

Principal Amount		Value
	SHORT-TERM INVESTMENTS 11.3%

	Repurchase Agreement 11.3%
$24,903,597	Repurchase Agreement dated 12/31/14, 0.00% due 1/2/15 with State Street Bank and Trust Co. collateralized by $25,215,000 of United States Treasury Notes 1.625% due 03/31/19; value: $25,404,113; repurchase proceeds: $24,903,597†† (cost $24,903,597)	$24,903,597

	Total Short-Term Investments (cost $24,903,597)	24,903,597

	Total Investments (cost $192,170,418) 100.7%§	222,991,236
	Liabilities less Other Assets (0.7%)	(1,626,198)

	NET ASSETS 100.0%	$221,365,038

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 9).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

††All or a portion of this security has been designated as collateral for purchase commitments (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 21.14%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2014, Wasatch World Innovators Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	1.8
Brazil	2.3
Canada	2.4
China	3.3
France	2.9
Israel	1.5
Italy	5.1
Japan	2.0
South Africa	1.2
Sweden	5.0
United Kingdom	12.2
United States	60.3

Total	100.0%

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES 6.4%
$1,000,000	Cabela’s Master Credit Card Trust, 2.29%, 9/17/18, Series 2010-2A, Class A1†	$1,011,887
1,500,000	Citibank Credit Card Issuance Trust, 5.65%, 9/20/19, Series 2007-A8, Class A8	1,663,770
1,250,000	GE Capital Credit Card Master Note Trust, 2.22%, 1/15/22, Series 2012-2, Class A	1,249,065
1,000,000	PFS Financing Corp., 0.761%, 2/15/19, Series 2014-AA, Class A† †††	1,002,160
585,000	World Financial Network Credit Card Master Trust, 1.76%, 5/17/21, Series 2012-B, Class A	588,285
1,400,000	World Financial Network Credit Card Master Trust, 3.14%, 1/17/23, Series 2012-A, Class A	1,455,482

	Total Asset Backed Securities (cost $7,047,692)	6,970,649

	COLLATERALIZED MORTGAGE OBLIGATIONS 13.6%
4,208	Countrywide Home Loan Mortgage Pass Through Trust, 4.50%, 8/25/19, Series 2004-J7, Class 2A1	4,202
397,645	Federal Home Loan Mortgage Corp., 1.50%, 9/15/22, Series 3760, Class BA	395,405
804,522	Federal Home Loan Mortgage Corp., 1.50%, 7/15/23, Series 4221, Class HJ	807,079
58,086	Federal Home Loan Mortgage Corp., 1.50%, 4/15/24, Series 3780, Class TA	58,232
14,540	Federal Home Loan Mortgage Corp., 2.369%, 8/1/33, Series 847281†††	15,336
64,621	Federal Home Loan Mortgage Corp., 2.382%, 5/1/31, Series 847292†††	68,154
66,970	Federal Home Loan Mortgage Corp., 2.426%, 12/1/32, Series 847527†††	71,677
226,698	Federal Home Loan Mortgage Corp., 2.913%, 1/1/25, Series 775629†††	236,353
152,613	Federal Home Loan Mortgage Corp., 3.12%, 5/1/25, Series 775617†††	162,039
34,818	Federal Home Loan Mortgage Corp., 5.50%, 5/15/15, Series 2808, Class VA	34,811
46,523	Federal Home Loan Mortgage Corp., 5.50%, 10/1/25, Series C90925	51,911
182,845	Federal Home Loan Mortgage Corp., 5.50%, 8/1/29, Series C46102	205,016
261,299	Federal National Mortgage Assoc., 1.961%, 12/1/35, Series 848390†††	276,048
378,175	Federal National Mortgage Assoc., 2.055%, 1/1/35, Series 825245†††	399,129
95,518	Federal National Mortgage Assoc., 2.16%, 11/1/34, Series 782320†††	101,247
99,835	Federal National Mortgage Assoc., 2.43%, 2/1/21, Series 313380†††	102,509
79,086	Federal National Mortgage Assoc., 2.758%, 1/1/18, Series 57735†††	79,385
1,159,879	Federal National Mortgage Assoc., 3.00%, 1/1/28, Series AB7546	1,208,668
139,807	Federal National Mortgage Assoc., 3.50%, 6/25/23, Series 2003-46, Class LD	145,628
1,663,872	Federal National Mortgage Assoc., 3.50%, 6/1/32, Series AL2525	1,758,259
1,115,240	Federal National Mortgage Assoc., 3.50%, 5/1/33, Series AB9412	1,176,777
129,883	Federal National Mortgage Assoc., 3.875%, 1/25/39, Series 2009-2, Class WJ	136,546
37,088	Federal National Mortgage Assoc., 4.00%, 10/25/32, Series 2003-28, Class GA	37,522
71,295	Federal National Mortgage Assoc., 4.078%, 7/1/19, Series 070377†††	74,882
127,103	Federal National Mortgage Assoc., 4.50%, 6/25/29, Series 2005-121, Class V	128,080
229,958	Federal National Mortgage Assoc., 5.50%, 5/25/23, Series 2003-42, Class EK	252,652
212,585	Government National Mortgage Assoc., 1.625%, 1/20/30, Series 80364†††	220,562
528,941	Government National Mortgage Assoc., 1.625%, 6/20/30, Series 80416†††	547,069
432,502	Government National Mortgage Assoc., 1.625%, 9/20/34, Series 81054†††	449,298
203,983	Government National Mortgage Assoc., 2.125%, 7/20/34, Series 80987†††	214,062
420,250	Government National Mortgage Assoc., 3.00%, 8/20/38, Series 2010-47, Class CG	428,903
377,020	Government National Mortgage Assoc., 3.00%, 12/20/38, Series 2010-89, Class PA	385,970
746,955	Government National Mortgage Assoc., 3.00%, 5/20/39, Series 2010-68, Class YE	766,485
457,233	Government National Mortgage Assoc., 3.50%, 1/20/37, Series 2009-31, Class PD	462,951
121,517	Government National Mortgage Assoc., 4.00%, 6/20/38, Series 2009-69, Class WC	123,748
547,426	Government National Mortgage Assoc., 4.00%, 9/20/38, Series 2009-108, Class WG	577,832
422,300	Government National Mortgage Assoc., 4.00%, 3/20/39, Series 2009-31, Class TA	440,340
448,786	Government National Mortgage Assoc., 4.00%, 4/16/39, Series 2009-110, Class AB	474,331
383,574	Government National Mortgage Assoc., 4.00%, 8/20/39, Series 2009-69, Class PV	404,164
120,215	Government National Mortgage Assoc., 4.50%, 6/20/34, Series 2009-101, Class G	121,832
74,815	Government National Mortgage Assoc., 4.50%, 8/16/35, Series 2009-62, Class DT	75,321
226,706	Government National Mortgage Assoc., 4.50%, 2/20/38, Series 2009-55, Class NP	240,186
362,686	Government National Mortgage Assoc., 4.50%, 3/20/39, Series 2009-14, Class AG	387,363
387,786	Government National Mortgage Assoc., 5.00%, 7/20/34, Series 2004-105, Class MC	405,752

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Value
$44,927	Government National Mortgage Assoc., 5.00%, 8/20/39, Series 004513	$47,888

	Total Collateralized Mortgage Obligations (cost $14,542,028)	14,761,604

	CORPORATE BONDS 43.6%

	Aerospace & Defense 0.6%
600,000	Lockheed Martin Corp., 3.35%, 9/15/21	621,522

	Air Freight & Logistics 0.6%
620,000	United Parcel Service, Inc., 5.50%, 1/15/18	691,591

	Automotive Retail 0.7%
775,000	AutoZone, Inc., 5.50%, 11/15/15	806,451

	Beverages-Non-alcoholic 1.3%
500,000	PepsiAmericas, Inc., 5.00%, 5/15/17	543,787
750,000	PepsiCo, Inc., 5.00%, 6/1/18	829,284

		1,373,071

	Brewery 0.9%
1,000,000	Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	971,882

	Computer Hardware 0.9%
1,000,000	Hewlett-Packard Co., 2.60%, 9/15/17	1,018,774

	Construction Machinery & Heavy Trucks 1.4%
500,000	Caterpillar Financial Services Corp., 5.85%, 9/1/17 MTN	556,749
1,000,000	John Deere Capital Corp., 2.25%, 4/17/19	1,008,921

		1,565,670

	Consumer Finance 0.9%
1,000,000	American Express Credit Corp., 2.25%, 8/15/19 MTN	1,000,160

	Cosmetics & Toiletries 0.4%
382,385	Procter & Gamble – ESOP, 9.36%, 1/1/21, Series A	472,094

	Diversified Banks 7.4%
750,000	Bank of America Corp., 2.60%, 1/15/19	755,832
1,000,000	Bank of America Corp., 3.75%, 7/12/16, Series 1	1,035,759
1,000,000	Bank of Montreal, 1.30%, 7/14/17 MTN (Canada)	995,783
1,250,000	Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	1,262,624
1,000,000	Sallie Mae Bank, 1.00%, 10/11/16, Series 0000	998,123
1,000,000	US Bancorp, 2.20%, 11/15/16 MTN	1,020,456
1,125,000	US Bancorp, 3.00%, 3/15/22 MTN	1,136,219
700,000	Wachovia Corp., 5.75%, 2/1/18 MTN	783,846

		7,988,642

	Diversified Financial Services 3.4%
1,000,000	General Electric Capital Corp., 4.65%, 10/17/21 MTN	1,127,129
1,350,000	General Electric Capital Corp., 5.40%, 2/15/17 MTN	1,465,583
1,000,000	General Electric Capital Corp., 5.625%, 5/1/18 MTN	1,125,232

		3,717,944

	Enterprise Software & Services 1.1%
1,250,000	Oracle Corp., 2.50%, 10/15/22	1,217,620

	Finance-Auto Loans 0.7%
750,000	PACCAR Financial Corp., 1.60%, 3/15/17 MTN	756,289

	Finance-Credit Card 1.0%
975,000	American Express Co., 6.15%, 8/28/17	1,086,346

	Finance-Other Services 0.5%
500,000	Sun Canada Financial Co., 7.25%, 12/15/15†	528,883

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Value
	Industrial Gases 0.6%
$600,000	Praxair, Inc., 4.625%, 3/30/15	$606,062

	Instruments-Scientific 0.7%
700,000	Thermo Fisher Scientific, Inc., 4.70%, 5/1/20	763,088

	Integrated Oil & Gas 0.7%
750,000	BP Capital Markets plc, 1.375%, 5/10/18 (United Kingdom)	736,687

	Integrated Telecommunication Services 1.0%
87,394	Ameritech Capital Funding, 9.10%, 6/1/16	94,554
870,000	AT&T, Inc., 5.50%, 2/1/18	960,386

		1,054,940

	Investment Banking & Brokerage 0.7%
700,000	Morgan Stanley, 5.50%, 7/24/20 MTN	789,759

	Life & Health Insurance 0.8%
850,000	Prudential Financial, Inc., 6.20%, 1/15/15 MTN	851,522

	Medical Instruments 1.1%
1,100,000	Medtronic, Inc., 4.45%, 3/15/20	1,206,876

	Medical-Drugs 0.7%
575,000	Pharmacia Corp., 6.75%, 12/15/27	755,284

	Medical-Health Maintenance Organizations 2.0%
1,000,000	Anthem, Inc., 4.35%, 8/15/20	1,083,395
1,000,000	Coventry Health Care, Inc., 5.95%, 3/15/17	1,093,725

		2,177,120

	Movies & Entertainment 0.6%
300,000	Walt Disney Co. (The), 2.75%, 8/16/21	304,836
350,000	Walt Disney Co. (The), 6.00%, 7/17/17, Series C MTN	391,042

		695,878

	Multimedia 0.8%
800,000	NBCUniversal Media, LLC, 5.15%, 4/30/20	907,841

	Oil Companies-Integrated 0.8%
750,000	ConocoPhillips, 5.75%, 2/1/19	852,581

	Other Diversified Financial Services 1.4%
1,350,000	JPMorgan Chase & Co., 4.35%, 8/15/21	1,467,013

	Pharmaceuticals 2.5%
1,000,000	AbbVie, Inc., 1.75%, 11/6/17	1,002,173
745,000	AstraZeneca plc, 5.90%, 9/15/17 (United Kingdom)	835,324
725,000	Pharmacia Corp., 6.50%, 12/1/18	847,378

		2,684,875

	Railroads 1.1%
1,000,000	Union Pacific Corp., 5.70%, 8/15/18	1,139,084

	Regional Banks 3.3%
1,500,000	BB&T Corp., 2.15%, 3/22/17 MTN	1,521,647
1,200,000	Fifth Third Bancorp, 5.45%, 1/15/17	1,287,739
750,000	SunTrust Banks, Inc., 3.50%, 1/20/17	781,841

		3,591,227

	Semiconductor Equipment 0.2%
250,000	Applied Materials, Inc., 2.65%, 6/15/16	255,505

	Special Purpose Entity 0.5%
525,000	Principal Life Global Funding I, 5.05%, 3/15/15†	529,681

	Specialty Chemicals 1.3%
1,150,000	Lubrizol Corp., 8.875%, 2/1/19	1,435,742

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Value
	Steel 1.0%
$1,000,000	Nucor Corp., 5.75%, 12/1/17	$1,105,047

	Total Corporate Bonds (cost $46,987,121)	47,422,751

	MUNICIPAL BONDS 2.3%
650,000	Arizona State Transportation Board Highway Revenue, 5.00%, 7/1/23	694,557
673,805	Minnesota Housing Finance Agency, 2.70%, 9/1/41	663,200
500,000	Richmond Joint Powers Financing Authority, 8.25%, 7/1/19, Class B	556,990
500,000	State of Louisiana, 5.00%, 7/15/26, Series C	598,135

	Total Municipal Bonds (cost $2,372,918)	2,512,882

Shares		Value
	EXCHANGE-TRADED FUNDS 0.9%

	Asset Management & Custody Banks 0.9%
10,000	iShares S&P US Preferred Stock Index Fund ETF	$394,400
30,000	Market Vectors Preferred Securities ex Financials ETF	617,700

		1,012,100

	Total Exchange-Traded Funds (cost $1,027,293)	1,012,100

Principal Amount		Value
	U.S. GOVERNMENT AGENCY SECURITIES 21.4%
$1,000,000	Federal Farm Credit Banks, 1.07%, 8/18/17	$997,360
1,250,000	Federal Farm Credit Banks, 2.00%, 1/29/20	1,242,665
1,000,000	Federal Home Loan Bank, 1.04%, 5/29/18	986,778
1,000,000	Federal Home Loan Bank, 1.15%, 11/28/17	994,928
1,000,000	Federal Home Loan Bank, 1.25%, 10/25/22, Series 0001##	981,505
1,000,000	Federal Home Loan Bank, 1.50%, 12/30/22##	995,614
2,000,000	Federal Home Loan Bank, 1.75%, 11/8/22, Series 0000##	1,968,124
1,000,000	Federal Home Loan Bank, 1.80%, 12/19/19##	1,000,126
700,000	Federal Home Loan Bank, 3.625%, 3/10/17	741,533
1,000,000	Federal Home Loan Mortgage Corp., 0.875%, 2/28/17 MTN	998,363
1,500,000	Federal Home Loan Mortgage Corp., 1.20%, 12/19/17, Series 0000	1,497,275
2,000,000	Federal Home Loan Mortgage Corp., 2.00%, 10/22/21 MTN	1,968,332
1,500,000	Federal Home Loan Mortgage Corp., 2.50%, 5/27/16	1,542,398
1,000,000	Federal National Mortgage Assoc., 1.00%, 12/28/18##	992,148
1,000,000	Federal National Mortgage Assoc., 1.625%, 8/8/19	994,857
1,050,000	Federal National Mortgage Assoc., 2.05%, 5/23/17	1,072,766
700,000	Federal National Mortgage Assoc., 4.875%, 12/15/16	755,838
475,746	New Valley Generation IV, 4.687%, 1/15/22	521,929
800,000	Tennessee Valley Authority, 3.875%, 2/15/21	881,050
1,000,000	Tennessee Valley Authority, 6.25%, 12/15/17, Series E	1,146,123
1,000,000	Tennessee Valley Authority Generic Strip, 0.00% 11/1/18, Series C###	931,632

	Total U.S. Government Agency Securities (cost $23,135,316)	23,211,344

	U.S. TREASURY NOTES 8.9%
4,625,000	U.S. Treasury Note, 3.25%, 12/31/16	4,858,059
4,450,000	U.S. Treasury Note, 3.625%, 8/15/19	4,854,674

	Total U.S. Treasury Notes (cost $9,609,891)	9,712,733

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares		Value
	PREFERRED STOCKS 0.8%

	Investment Banking & Brokerage 0.2%
10,000	Morgan Stanley Cap TR VI, 6.60%, Pfd.	$256,000

	Life & Health Insurance 0.2%
10,000	MetLife, Inc., 6.50%, Series B Pfd.§§§	258,000

	Other Diversified Financial Services 0.4%
15,000	JPMorgan Chase Capital XXIX, 6.70%, Pfd.	381,000

	Total Preferred Stocks (cost $876,467)	895,000

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.4%

	Repurchase Agreement 1.4%
$1,557,615	Repurchase Agreement dated 12/31/14, 0.00% due 1/2/15 with State Street Bank and Trust Co. collateralized by $1,580,000 of United States Treasury Notes 1.625% due 3/31/19; value: $1,591,850; repurchase proceeds: $1,557,615 (cost $1,557,615)	$1,557,615

	Total Short-Term Investments (cost $1,557,615)	1,557,615

	Total Investments (cost $107,156,341) 99.3%	108,056,678
	Other Assets less Liabilities 0.7%	760,510

	NET ASSETS 100.0%	$108,817,188

†Liquid security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933.

††† Variable rate securities.

§§§ Perpetual maturity. Callable any time after first call date. Maturity date is next call date.

##Step bond. The rate shown is as of December 31, 2014 and will reset at a future date.

###Zero coupon bond.

ETF Exchange-Traded Fund.

MTN Medium Term Note.

See Notes to Schedules of Investments.

At December 31, 2014, Wasatch-1st Source Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	0.9
United Kingdom	1.5
United States	97.6

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX) – Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 98.0%
$10,500,000	U.S. Treasury Bond 2.75%, 11/15/42	$10,489,332
44,400,000	U.S. Treasury Bond, 2.875%, 5/15/43	45,412,853
28,000,000	U.S. Treasury Bond, 3.125%, 11/15/41	30,218,132
14,000,000	U.S. Treasury Bond, 3.125%, 2/15/42	15,070,776
9,750,000	U.S. Treasury Bond, 3.50%, 2/15/39	11,198,031
18,100,000	U.S. Treasury Bond, 3.75%, 11/15/43	21,758,173
4,035,000	U.S. Treasury Bond, 4.25%, 5/15/39	5,186,553
4,400,000	U.S. Treasury Bond, 4.375%, 2/15/38	5,757,470
1,040,000	U.S. Treasury Bond, 4.375%, 5/15/40	1,367,193
2,000,000	U.S. Treasury Strip, principal only, 5/15/30	1,368,994
52,300,000	U.S. Treasury Strip, principal only, 2/15/31	35,065,633
54,837,000	U.S. Treasury Strip, principal only, 2/15/37	31,328,762
35,150,000	U.S. Treasury Strip, principal only, 5/15/39	17,991,141
26,000,000	U.S. Treasury Strip, principal only, 5/15/40	12,909,832
15,000,000	U.S. Treasury Strip, principal only, 2/15/42	6,978,750
67,000,000	U.S. Treasury Strip, principal only, 2/15/43	30,061,895
26,000,000	U.S. Treasury Strip, principal only, 5/15/43	11,559,418

	Total U.S. Government Obligations (cost $246,589,140)	293,722,938

	SHORT-TERM INVESTMENTS 1.6%

	Repurchase Agreement 1.6%
$4,779,512	Repurchase Agreement dated 12/31/14, 0.00% due 1/2/15 with State Street Bank and Trust Co. collateralized by $4,855,000 of United States Treasury Notes 1.500% due 2/28/19; value: $4,878,406; repurchase proceeds: $4,779,512. (cost $4,779,512)	$4,779,512

	Total Short-Term Investments (cost $4,779,512)	4,779,512

	Total Investments (cost $251,368,652) 99.6%	298,502,450
	Other Assets less Liabilities 0.4%	1,138,000

	NET ASSETS 100.0%	$299,640,450

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedule of Investments

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 20 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging India Fund, Emerging Markets Small Cap Fund, Global Opportunities Fund, Heritage Growth Fund, International Growth Fund, International Opportunities Fund, Large Cap Value Fund, Long/Short Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, World Innovators Fund, Wasatch-1st Source Income Fund (“Income Fund”) (sub-advised), and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each diversified funds. The Emerging Markets Select Fund and Frontier Emerging Small Countries Fund are non-diversified funds. Each Fund maintains its own investment objective.

On November 9, 2011, the Trust re-designated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently five funds offer Institutional Class shares: Core Growth Fund, Large Cap Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012, as well as the Emerging Markets Select Fund and Long/Short Fund, which commenced operations on December 13, 2012. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor” or “Wasatch”) as investment advisor.

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Heritage Growth, International Growth, International Opportunities, Large Cap Value, Long/Short, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Strategic Income, Ultra Growth and World Innovators Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at December 31, 2014. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 9.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 2:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions; such distributions are recorded as a reduction to cost of the related security or as realized gain/loss.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

WASATCH FUNDS – Notes to Schedule of Investments (continued)

SECURITIES AND OTHER INVESTMENTS (continued)

Short Sales – The Long/Short Fund and to a lesser extent the other Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes – The Frontier Emerging Small Countries and the Global Opportunities Funds invest in Participation Notes (P-Notes). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets where direct investment is not allowed, such as Saudi Arabia. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts.

Options Transactions – The Equity Funds and the Income Fund may buy and sell put and call options and write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Possible losses from uncovered written options may be unlimited. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

WASATCH FUNDS – Notes to Schedule of Investments (continued)

Options Transactions (continued)

Options written activity during the period ended December 31, 2014 was as follows:

	Options Outstanding at 9/30/2014	Written	Closed	Exercised	Expired	Options Outstanding at 12/31/14
Long/Short Fund
Premium amount	$2,054,471	$—	$(2,054,471)	$—	$—	$—
Number of contracts	5,066	—	(5,066)	—	—	—
Micro Cap Value Fund
Premium amount	$206,836	$125,104	$(36,230)	$(132,836)	$(162,874)	$—
Number of contracts	830	500	(150)	(650)	(530)	—

5. FEDERAL INCOME TAX INFORMATION

As of December 31, 2014 the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund	Global Opportunities Fund	Heritage Growth Fund
Cost	$584,825,413	$42,768,255	$52,964,741	$1,144,544,811	$1,191,453,942	$132,646,552	$68,997,973

Gross appreciation	$422,339,023	$14,419,521	$7,213,390	$261,883,183	$191,421,414	$48,532,124	$51,993,957
Gross (depreciation)	(23,252,827)	(469,698)	(2,686,074)	(77,852,244)	(109,632,122)	(5,796,748)	(3,553,262)

Net appreciation	$399,086,196	$13,949,823	$4,527,316	$184,030,939	$81,789,292	$42,735,376	$48,440,695

	International Growth Fund	International Opportunities Fund	Large Cap Value Fund	Long/Short Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund
Cost	$1,120,187,832	$285,943,002	$305,688,124	$1,959,869,492	$193,251,321	$122,602,358	$1,501,128,289

Gross appreciation	$230,266,066	$63,525,785	$62,890,660	$359,268,860	$135,594,555	$40,138,928	$920,048,368
Gross (depreciation)	(75,654,618)	(18,563,957)	(6,643,635)	(240,437,490)	(14,350,503)	(4,552,416)	(87,078,341)

Net appreciation	$154,611,448	$44,961,828	$56,247,025	$118,831,370	$121,244,052	$35,586,512	$832,970,027

	Small Cap Value Fund	Strategic Income Fund	Ultra Growth Fund	World Innovators Fund	Income Fund	U.S. Treasury Fund
Cost	$234,323,833	$109,436,789	$85,119,183	$194,154,563	$107,156,341	$251,875,765

Gross appreciation	$66,082,991	$15,303,131	$34,789,488	$35,686,920	$1,399,357	$46,626,685
Gross (depreciation)	(14,522,331)	(3,363,835)	(11,726,137)	(6,850,247)	(499,020)	0

Net appreciation	$51,560,660	$11,939,296	$23,063,351	$28,836,673	$900,337	$46,626,685

The difference between book-basis and tax-basis unrealized gains are primarily attributable to the tax deferral of losses on wash sales.

6. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended December 31, 2014 with an “affiliated company” as so defined:

	Share Activity				Dividends Credited to Income for the period ended 12/31/2014	Gain (Loss) Realized on Sale of Shares for the period ended 12/31/2014
	Balance 9/30/2014	Purchases/ Additions	Sales/ Reductions	Balance 12/31/2014
Frontier Emerging Small Countries Fund
Akzo Nobel Pakistan Ltd.	—	3,148,500	—	3,148,500	$—	$—
Chevron Lubricants Lanka plc	5,300,185	1,000,000	—	6,300,185	475,940	—

International Growth Fund
Diligent Board Member Services, Inc.	4,679,359	—	—	4,679,359	$—	$—

Long/Short Fund
Bill Barrett Corp.	3,843,259	594,715	—	4,437,974	$—	$—
Silicon Graphics International Corp.**	2,820,938	—	—	2,820,938	—	—

Micro Cap Fund
Goldwater Bank, N.A.*	154,000	—	154,000	—	$—	$(1,532,300)

Small Cap Growth Fund
Blue Nile, Inc.	786,591	—	—	786,591	$—	$—
Cempra, Inc.*	1,752,428	—	—	1,752,428	—	—
Chefs’ Warehouse, Inc. (The)	1,423,495	—	—	1,423,495	—	—
Echo Global Logistics, Inc.	1,383,181	91,572	—	1,474,753	—	—
IPC The Hospitalist Co., Inc.	1,030,019	—	—	1,030,019	—	—
Knight Transportation, Inc.*	4,784,182	—	1,753,899	3,030,283	181,817	20,566,215
SciQuest, Inc.	1,615,954	—	—	1,615,954	—	—

*	This security was deemed to no longer meet the criteria of an affiliated company at the reporting date.
**	On March 5, 2014, a Schedule 13D was filed for Silicon Graphics International Corp. (“the Company”) on behalf of the Advisor and the Wasatch Long/Short Fund, including the portfolio managers Michael L. Shinnick and Ralph C. Shive (“Reporting Persons”).

WASATCH FUNDS – Notes to Schedule of Investments (continued)

7. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At December 31, 2014 the Funds held the following restricted securities:

	Security Type	Acquisition Date	Cost	Fair Value	Value as % of Net Assets
Micro Cap Value Fund
Acetylon Pharmaceuticals, Inc., Series B	Preferred Stock	2/3/11 - 5/25/12	$499,999	$1,366,314	0.87%
Nobilis Health Corp.	Common Stock—PIPE	9/25/14	1,083,528	2,706,561	1.72%
Nobilis Health Corp.	Warrants	9/25/14	—	680,644	0.43%
			$1,583,527	$4,753,519	3.02%

Small Cap Growth Fund
DataStax, Inc., Series E	Preferred Stock	8/12/14	$8,000,002	$8,000,002	0.34%
DocuSign, Inc., Series B	Preferred Stock	3/3/14	437,256	437,256	0.02%
DocuSign, Inc., Series B-1	Preferred Stock	3/3/14	130,983	130,983	0.01%
DocuSign, Inc., Series D	Preferred Stock	3/3/14	313,930	313,930	0.01%
DocuSign, Inc., Series E	Preferred Stock	3/3/14	8,117,819	8,117,819	0.35%
Drilling Info Holdings, Inc., Series B	Preferred Stock	9/5/13	15,350,001	11,643,565	0.50%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 7/21/14	3,234,329	3,028,192	0.13%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 7/21/14	1,327,809	1,286,680	0.05%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	2,000,000	181,288	0.01%
Nanosys, Inc., Series E	Preferred Stock	8/13/10	184,939	177,865	0.01%
			$39,097,068	$33,317,580	1.43%

Strategic Income Fund
Redcorp Ventures Ltd.	Corporate Bonds	7/5/07	$152,583	$925	0.00%
Star Asia Financial Ltd.	Common Stock	2/22/07 - 3/19/10	305,812	231,214	0.19%
			$458,395	$232,139	0.19%

Ultra Growth Fund
Data Sciences International, Inc., Series B	Preferred Stock	1/20/06	$475,001	$722,447	0.67%
Drilling Info Holdings, Inc., Series B	Preferred Stock	9/5/13	1,150,001	872,319	0.81%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 7/21/14	2,910,892	2,725,363	2.52%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 7/21/14	1,327,809	1,286,680	1.19%
Nanosys, Inc., Series D	Preferred Stock	11/5/05	500,001	45,322	0.04%
Nanosys, Inc., Series E	Preferred Stock	8/13/10	46,235	44,467	0.04%
TherOx, Inc., Series I	Preferred Stock	7/7/05	1,000,000	2,439	0.00%
Xtera Communications, Inc.	Common Stock	9/3/03	99,065	914	0.00%
			$7,509,004	$5,699,951	5.27%

World Innovators Fund
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 7/21/14	$323,431	$302,818	0.14%
Xtera Communications, Inc.	Common Stock	9/3/03	7,076	65	0.00%
			$330,507	$302,883	0.14%

WASATCH FUNDS – Notes to Schedule of Investments (continued)

8. PURCHASE COMMITMENTS

In September 2003, the Small Cap Growth, Ultra Growth and World Innovators Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners II-B, L.P. The remaining commitment amounts at December 31, 2014 were $150,000, $135,000 and $15,000, respectively.

In December 2005, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners III-B, L.P. The remaining commitment amounts at December 31, 2014 were $75,000 per Fund.

Securities held by the Funds have been designated to meet these purchase commitments as indicated in the Schedules of Investments.

9. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Equity Securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (“NYSE”)(generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealer Automated Quotation system (“NASDAQ”), such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. In some instances, particularly on foreign exchanges, an official close or evaluated price may be used if the pricing service is unable to provide the last trade or most recent mean price. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary

WASATCH FUNDS – Notes to Schedule of Investments (continued)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a fund.

Participation Notes – Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation.

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-Term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Asset-Backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most U.S. government bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable

WASATCH FUNDS – Notes to Schedule of Investments (continued)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated net asset value (NAV) for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the fund for financial reporting purposes.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/14
Core Growth Fund
Assets
Common Stocks
	Biotechnology	$14,670,686	$10,069,568	$—	$24,740,254
	Consumer Finance	48,523,102	9,633,120	—	58,156,222
	Diversified Banks	—	37,730,191	—	37,730,191
	Life Sciences Tools & Services	18,265,842	15,639,111	—	33,904,953
	Oil & Gas Equipment & Services	9,019,995	6,401,299	—	15,421,294
	Semiconductors	8,195,978	13,903,563	—	22,099,541
	Specialized Finance	—	6,928,917	—	6,928,917
	Other	759,278,926	—	—	759,278,926
Short-Term Investments		—	25,651,311	—	25,651,311

		$857,954,529	$125,957,080	$—	$983,911,609

Emerging India Fund
Assets
Common Stocks
	Apparel, Accessories & Luxury Goods	$515,177	$299,933	$—	$815,110
	Commodity Chemicals	549,446	1,896,730	—	2,446,176
	Diversified Chemicals	415,298	813,227	—	1,228,525
	Housewares & Specialties	1,126,264	—	—	1,126,264
	Industrial Machinery	537,881	2,428,106	—	2,965,987
	Internet Retail	975,821	—	—	975,821
	IT Consulting & Other Services	3,085,597	1,403,523	—	4,489,120
	Packaged Foods & Meats	525,212	1,030,613	—	1,555,825
	Personal Products	911,740	2,245,971	—	3,157,711
	Pharmaceuticals	1,335,133	4,718,524	—	6,053,657
	Publishing	358,417	—	—	358,417
	Specialized Consumer Services	11,652	—	—	11,652
	Specialized Finance	572,720	1,361,587	—	1,934,307
	Other	—	25,561,216	—	25,561,216
Corporate Bonds		—	17,011	—	17,011
Short-Term Investments		—	4,021,279	—	4,021,279

		$10,920,358	$45,797,720	$—	$56,718,078

WASATCH FUNDS – Notes to Schedule of Investments (continued)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/14
Emerging Markets Select Fund
Assets
Common Stocks
	Airport Services	$1,226,269	$—	$—	$1,226,269
	Construction & Engineering	1,662,021	—	—	1,662,021
	Construction Materials	1,751,759	—	—	1,751,759
	Diversified Banks	1,892,791	10,043,627	—	11,936,418
	Diversified Capital Markets	1,246,444	—	—	1,246,444
	Industrial Machinery	1,054,458	—	—	1,054,458
	Internet Software & Services	2,242,013	—	—	2,242,013
	Managed Health Care	2,009,251	—	—	2,009,251
	Packaged Foods & Meats	1,071,035	1,507,649	—	2,578,684
	Personal Products	1,884,848	—	—	1,884,848
	Other	—	28,768,820	—	28,768,820
Preferred Stocks		239,072	—	—	239,072
Short-Term Investments		—	892,000	—	892,000

		$16,279,961	$41,212,096	$—	$57,492,057

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Airport Services	$26,495,904	$12,704,979	$—	$39,200,883
	Application Software	15,554,160	—	—	15,554,160
	Asset Management & Custody Banks	12,472,140	—	—	12,472,140
	Catalog Retail	6,890,638	—	—	6,890,638
	Construction Materials	18,599,023	29,474,015	—	48,073,038
	Consumer Finance	11,829,111	48,121,431	—	59,950,542
	Diversified Banks	12,578,942	29,285,790	—	41,864,732
	Diversified Capital Markets	6,488,431	—	—	6,488,431
	Human Resource & Employment Services	7,329,712	—	—	7,329,712
	Hypermarkets & Super Centers	22,554,716	11,610,085	—	34,164,801
	Internet Retail	18,284,201	15,766,781	—	34,050,982
	Internet Software & Services	11,775,443	11,109,474	—	22,884,917
	IT Consulting & Other Services	17,541,707	33,757,440	—	51,299,147
	Managed Health Care	20,044,781	—	—	20,044,781
	Marine Ports & Services	15,220,891	22,630,970	—	37,851,861
	Oil & Gas Exploration & Production	13,881,750	7,702,121	—	21,583,871
	Packaged Foods & Meats	8,407,911	45,205,164	—	53,613,075
	Pharmaceuticals	11,120,999	61,554,249	—	72,675,248
	Property & Casualty Insurance	5,521,364	—	—	5,521,364
	Real Estate Operating Companies	22,611,405	—	—	22,611,405
	Regional Banks	12,796,047	—	—	12,796,047
	Restaurants	8,924,123	9,679,685	—	18,603,808
	Retail REITs	2,668,489	—	—	2,668,489
	Systems Software	10,077,648	—	—	10,077,648
	Other	—	670,145,272	—	670,145,272
Warrants		158,758	—	—	158,758

		$319,828,294	$1,008,747,456	$—	$1,328,575,750

WASATCH FUNDS – Notes to Schedule of Investments (continued)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/14
Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Agricultural & Farm Machinery	$5,783,238	$—	$—	$5,783,238
	Automobile Manufacturers	3,573,280	—	—	3,573,280
	Brewers	79,044,108	76,135,434	—	155,179,542
	Commodity Chemicals	2,701,525	—	—	2,701,525
	Construction Materials	4,274,416	77,731,300	—	82,005,716
	Consumer Finance	8,888,569	—	—	8,888,569
	Distillers & Vintners	12,689,073	21,704,028	—	34,393,101
	Diversified Banks	60,850,181	109,638,964	—	170,489,145
	Food Retail	2,800,676	7,781,370	—	10,582,046
	Footwear	13,933,182	—	—	13,933,182
	Health Care Facilities	4,210,128	4,647,755	—	8,857,883
	Household Products	11,787,128	—	—	11,787,128
	Hypermarkets & Super Centers	33,484,198	—	—	33,484,198
	Industrial Conglomerates	4,493,485	—	—	4,493,485
	Integrated Telecommunication Services	15,973,477	—	—	15,973,477
	Life & Health Insurance	1,878,378	—	—	1,878,378
	Multi-Line Insurance	4,952,022	—	—	4,952,022
	Oil & Gas Refining & Marketing	5,504,977	19,094,660	—	24,599,637
	Packaged Foods & Meats	109,340,505	138,421,361	—	247,761,866
	Personal Products	2,291,466	—	—	2,291,466
	Pharmaceuticals	41,851,733	36,945,561	—	78,797,294
	Publishing	2,175,669	—	—	2,175,669
	Soft Drinks	5,951,731	3,331,131	—	9,282,862
	Specialty Chemicals	179,408	11,188,612	—	11,368,020
	Tobacco	57,675,332	—	—	57,675,332
	Wireless Telecommunication Services	73,705,732	73,582,216	—	147,287,948
	Other	—	99,634,663	—	99,634,663
Participation Notes		—	22,204,864	—	22,204,864
Short-Term Investments		—	1,207,698	—	1,207,698

		$569,993,617	$703,249,617	$—	$1,273,243,234

WASATCH FUNDS – Notes to Schedule of Investments (continued)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/14
Global Opportunities Fund
Assets
Common Stocks
	Apparel, Accessories & Luxury Goods	$—	$2,026,579	$—	$2,026,579
	Biotechnology	3,266,914	3,302,823	—	6,569,737
	Casinos & Gaming	—	1,268,991	—	1,268,991
	Consumer Finance	5,146,239	8,736,461	—	13,882,700
	Data Processing & Outsourced Services	2,853,981	4,891,074	—	7,745,055
	Diversified Banks	—	1,653,365	—	1,653,365
	Diversified Chemicals	—	3,413,901	—	3,413,901
	Drug Retail	—	2,480,104	—	2,480,104
	Health Care Facilities	1,788,074	3,618,316	—	5,406,390
	Household Products	—	2,256,494	—	2,256,494
	Industrial Machinery	912,440	2,153,835	—	3,066,275
	Internet Software & Services	16,542,502	1,627,922	—	18,170,424
	IT Consulting & Other Services	—	6,011,730	—	6,011,730
	Leisure Products	—	2,558,173	—	2,558,173
	Marine Ports & Services	—	3,771,944	—	3,771,944
	Oil & Gas Equipment & Services	—	1,104,121	—	1,104,121
	Packaged Foods & Meats	2,493,343	2,788,236	—	5,281,579
	Pharmaceuticals	—	15,083,740	—	15,083,740
	Publishing	—	3,672,272	—	3,672,272
	Soft Drinks	—	2,865,498	—	2,865,498
	Wireless Telecommunication Services	—	2,562,793	—	2,562,793
	Other	64,530,063	—	—	64,530,063

		$97,533,556	$77,848,372	$—	$175,381,928

Heritage Growth Fund
Assets
Common Stocks		$113,577,473	$—	$—	$113,577,473
Short-Term Investments		—	3,861,195	—	3,861,195

		$113,577,473	$3,861,195	$—	$117,438,668

International Growth Fund
Assets
Common Stocks
	Application Software	$24,651,656	$31,453,445	$—	$56,105,101
	Asset Management & Custody Banks	13,225,809	18,829,393	—	32,055,202
	Construction Materials	17,678,563	11,757,889	—	29,436,452
	Health Care Equipment	9,406,369	—	—	9,406,369
	Health Care Supplies	12,919,232	—	—	12,919,232
	Health Care Technology	14,738,888	16,410,190	—	31,149,078
	Human Resource & Employment Services	9,675,987	—	—	9,675,987
	Internet Retail	5,794,071	14,691,917	—	20,485,988
	Internet Software & Services	22,031,957	53,397,190	—	75,429,147
	Oil & Gas Equipment & Services	24,564,498	20,592,514	—	45,157,012
	Oil & Gas Exploration & Production	14,574,644	4,982,491	—	19,557,135
	Property & Casualty Insurance	17,347,711	—	—	17,347,711
	Specialty Chemicals	1,144,136	44,273,382	—	45,417,518
	Thrifts & Mortgage Finance	16,158,630	14,614,995	—	30,773,625
	Other	—	839,883,723	—	839,883,723

		$203,912,151	$1,070,887,129	$—	$1,274,799,280

WASATCH FUNDS – Notes to Schedule of Investments (continued)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/14
International Opportunities Fund
Assets
Common Stocks
	Apparel Retail	$2,550,918	$1,578,135	$—	$4,129,053
	Application Software	3,141,764	—	—	3,141,764
	Brewers	7,163,886	8,917,398	—	16,081,284
	Commodity Chemicals	3,312,777	17,089,479	—	20,402,256
	Communications Equipment	1,375,527	825,351	—	2,200,878
	Distillers & Vintners	3,282,273	—	—	3,282,273
	Diversified Banks	1,286,278	4,061,413	—	5,347,691
	Food Retail	4,183,110	19,748,263	—	23,931,373
	Health Care Facilities	14,067,666	4,561,217	—	18,628,883
	Health Care Technology	3,600,664	—	—	3,600,664
	Industrial Conglomerates	2,811,898	—	—	2,811,898
	Internet Software & Services	1,718,668	7,004,173	—	8,722,841
	Metal & Glass Containers	2,054,615	—	—	2,054,615
	Multi-Line Insurance	6,605,593	—	—	6,605,593
	Packaged Foods & Meats	7,147,544	31,918,795	—	39,066,339
	Personal Products	634,550	3,745,628	—	4,380,178
	Pharmaceuticals	3,755,100	9,291,188	—	13,046,288
	Regional Banks	1,525,939	—	—	1,525,939
	Restaurants	2,127,396	29,703,325	—	31,830,721
	Soft Drinks	3,840,050	5,828,313	—	9,668,363
	Specialty Chemicals	1,041,782	3,170,068	—	4,211,850
	Tobacco	1,302,068	—	—	1,302,068
	Other	—	98,954,027	—	98,954,027
Short-Term Investments		—	5,977,991	—	5,977,991

		$78,530,066	$252,374,764	$—	$330,904,830

Large Cap Value Fund
Assets
Common Stocks		$361,935,149	$—	$—	$361,935,149

		$361,935,149	$—	$—	$361,935,149

Long/Short Fund
Assets
Common Stocks		$2,056,502,096	$—	$—	$2,056,502,096
Short-Term Investments		—	323,602,879	—	323,602,879

		$2,056,502,096	$323,602,879	$—	$2,380,104,975

Liabilities
Securities Sold Short		(301,404,113)	—	—	(301,404,113)

		$(301,404,113)	$—	$—	$(301,404,113)

WASATCH FUNDS – Notes to Schedule of Investments (continued)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/14
Micro Cap Fund
Assets
Common Stocks
	Application Software	$24,320,608	$1,656,183	$—	$25,976,791
	Biotechnology	13,618,600	2,682,687	—	16,301,287
	Data Processing & Outsourced Services	3,459,871	6,009,650	—	9,469,521
	Diversified Banks	—	6,272,276	—	6,272,276
	Semiconductors	7,208,329	4,339,736	—	11,548,065
	Thrifts & Mortgage Finance	—	5,285,117	—	5,285,117
	Other	226,465,600	—	—	226,465,600
Short-Term Investments		—	13,176,716	—	13,176,716

		$275,073,008	$39,422,365	$—	$314,495,373

Micro Cap Value Fund
Assets
Common Stocks
	Application Software	$5,981,440	$812,419	$—	$6,793,859
	Automotive Retail	—	992,128	—	992,128
	Brewers	—	1,702,844	—	1,702,844
	Construction Materials	1,734,780	1,116,313	—	2,851,093
	Data Processing & Outsourced Services	1,177,110	1,054,306	—	2,231,416
	Diversified Banks	—	1,635,647	—	1,635,647
	Electronic Equipment & Instruments	—	882,567	—	882,567
	General Merchandise Stores	—	998,442	—	998,442
	Health Care Services	4,930,960	—	2,706,561	7,637,521
	Industrial Machinery	1,905,880	1,462,246	—	3,368,126
	Packaged Foods & Meats	1,001,000	1,188,794	—	2,189,794
	Paper Packaging	—	924,682	—	924,682
	Personal Products	1,922,800	1,275,000	—	3,197,800
	Pharmaceuticals	7,299,008	3,883,216	—	11,182,224
	Soft Drinks	—	1,096,459	—	1,096,459
	Technology Hardware, Storage & Peripherals	—	1,985,817	—	1,985,817
	Other	104,445,146	—	—	104,445,146
Preferred Stocks
	Pharmaceuticals	—	—	1,366,314	1,366,314
	Other	1,079,106	—	—	1,079,106
Warrants		—	680,644	—	680,644
Short-Term Investments		—	947,241	—	947,241

		$131,477,230	$22,638,765	$4,072,875	$158,188,870

Small Cap Growth Fund
Assets
Common Stocks
	Air Freight & Logistics	$43,062,788	$30,450,441	$—	$73,513,229
	Biotechnology	144,891,352	15,377,827	—	160,269,179
	Consumer Finance	—	17,153,425	—	17,153,425
	Data Processing & Outsourced Services	75,009,350	73,823,033	—	148,832,383
	Diversified Banks	28,701,662	19,009,661	—	47,711,323
	Drug Retail	—	16,274,098	—	16,274,098
	Internet Retail	77,312,367	14,536,454	—	91,848,821
	Life Sciences Tools & Services	89,168,110	31,970,297	—	121,138,407
	Oil & Gas Equipment & Services	17,343,243	11,643,218	—	28,986,461
	Oil & Gas Exploration & Production	17,517,355	9,005,394	—	26,522,749
	Personal Products	—	13,372,586	—	13,372,586
	Restaurants	5,380,360	32,238,305—		37,618,665
	Other	1,425,599,239	—	—	1,425,599,239
Preferred Stocks		—	—	29,002,708	29,002,708
Limited Partnership Interest		—	—	4,314,872	4,314,872
Short-Term Investments		—	91,940,171	—	91,940,171

		$1,923,985,826	$376,794,910	$33,317,580	$2,334,098,316

WASATCH FUNDS – Notes to Schedule of Investments (continued)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/14
Small Cap Value Fund
Assets
Common Stocks
	Consumer Finance	$10,996,818	$3,131,142	$—	$14,127,960
	Diversified Banks	—	9,583,827	—	9,583,827
	Oil & Gas Equipment & Services	1,943,404	2,362,378	—	4,305,782
	Pharmaceuticals	5,988,443	1,469,813	—	7,458,256
	Other	243,426,394	—	—	243,426,394
Short-Term Investments		—	6,982,274	—	6,982,274

		$262,355,059	$23,529,434	$—	$285,884,493

Strategic Income Fund
Assets
Common Stocks
	Diversified REITs	$—	$231,214	$—	$231,214
	Other	103,921,625	—	—	103,921,625
Exchange-Traded Funds		2,035,818	—	—	2,035,818
Limited Partnership Interest		9,556,772	—	—	9,556,772
Corporate Bonds		—	—	925	925
Short-Term Investments		—	5,629,731	—	5,629,731

		$115,514,215	$5,860,945	$925	$121,376,085

Ultra Growth Fund
Assets
Common Stocks
	Consumer Finance	$—	$861,792	$—	$861,792
	Diversified Banks	—	4,906,283	—	4,906,283
	Internet Software & Services	12,244,193	—	914	12,245,107
	Restaurants	506,765	1,844,818	—	2,351,583
	Specialized Finance	—	681,191	—	681,191
	Other	79,248,655	—	—	79,248,655
Preferred Stocks		—	—	1,686,994	1,686,994
Limited Partnership Interest		—	—	4,012,043	4,012,043
Short-Term Investments		—	2,188,886	—	2,188,886

		$91,999,613	$10,482,970	$5,699,951	$108,182,534

World Innovators Fund
Assets
Common Stocks
	Automotive Retail	$—	$8,652,296	$—	$8,652,296
	Biotechnology	—	9,711,528	—	9,711,528
	Computer & Electronics Retail	—	2,113,110	—	2,113,110
	Health Care Equipment	2,947,795	6,042,992	—	8,990,787
	Home Entertainment Software	8,307,803	3,040,252	—	11,348,055
	Household Appliances	3,017,095	3,978,556	—	6,995,651
	Industrial Machinery	—	1,742,905	—	1,742,905
	Internet Retail	3,420,630	2,584,422	—	6,005,052
	Internet Software & Services	16,708,090	706,684	65	17,414,839
	Restaurants	—	5,845,932	—	5,845,932
	Wireless Telecommunication Services	—	2,367,905	—	2,367,905
	Other	116,596,761	—	—	116,596,761
Limited Partnership Interest		—	—	302,818	302,818
Short-Term Investments		—	24,903,597	—	24,903,597

		$150,998,174	$71,690,179	$302,883	$222,991,236

WASATCH FUNDS – Notes to Schedule of Investments (continued)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/14
Income Fund
Assets
Asset Backed Securities		$—	$6,970,649	$—	$6,970,649
Collateralized Mortgage Obligations		—	14,761,604	—	14,761,604
Corporate Bonds		—	47,422,751	—	47,422,751
Municipal Bonds		—	2,512,882	—	2,512,882
Exchange-Traded Funds		1,012,100	—	—	1,012,100
U.S. Government Agency Securities		—	23,211,344	—	23,211,344
U.S. Treasury Notes		—	9,712,733	—	9,712,733
Preferred Stocks		895,000	—	—	895,000
Short-Term Investments		—	1,557,615	—	1,557,615

		$1,907,100	$106,149,578	$—	$108,056,678

U.S. Treasury Fund
Assets
U.S. Government Obligations		$—	$293,722,938	$—	$293,722,938
Short-Term Investments		—	4,779,512	—	4,779,512

		$—	$298,502,450	$—	$298,502,450

WASATCH FUNDS – Notes to Schedule of Investments (continued)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the period ended December 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. The table below shows the significant transfers between Level 1 and Level 2 due to fair valuation in certain foreign markets.

Fund	Transfers Out Of Level 1 at Market Value	Transfers Into Level 2 at Market Value
Core Growth Fund	$100,305,768	$100,305,768
Emerging India Fund	39,200,468	39,200,468
Emerging Markets Select Fund	38,324,255	38,324,255
Emerging Markets Small Cap Fund	908,770,356	908,770,356
Frontier Emerging Small Countries Fund	610,949,399	610,949,399
Global Opportunities Fund	71,400,936	71,400,936
International Growth Fund	999,503,129	999,503,129
International Opportunities Fund	225,834,134	225,834,134
Micro Cap Fund	26,245,649	26,245,649
Micro Cap Value Fund	16,366,932	16,366,932
Small Cap Growth	284,854,739	284,854,739
Small Cap Value	11,946,205	11,946,205
Ultra Growth Fund	8,294,083	8,294,083
World Innovators Fund	42,012,185	42,012,185

There was a transfer of $680,644 from Level 3 to Level 2 in the Micro Cap Value Fund due to a change in pricing strategy during the reporting period.

The Following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the

Funds during the period ended December 31, 2014:

Fund	Market Value Beginning Balance 9/30/2014	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 12/31/2014	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 12/31/2014
Micro Cap Fund
Common Stocks	$32,340	$—	$(7,700)	$—	$(1,532,300)	$1,507,660	$—	$—	$—	$—

	$32,340	—	(7,700)	—	(1,532,300)	1,507,660	—	—	—	—

Micro Cap Value Fund
Common Stocks	$1,186,508	—	(139,318)	—	(779,686)	2,439,057	—	—	2,706,561	1,735,520
Preferred Stocks	1,366,314	—	—	—	—	—	—	—	1,366,314	—
Warrants	4,150	—	—	—	—	676,494	—	(680,644)	—	676,494

	$2,556,972	—	(139,318)	—	(779,686)	3,115,551	—	(680,644)	4,072,875	2,412,014

Small Cap Growth Fund
Preferred Stocks	$32,900,050	—	—	—	—	(3,897,342)	—	—	29,002,708	(3,897,342)
Limited Partnership Interest	4,515,675	—	(229,415)	—	156,858	(128,246)	—	—	4,314,872	(128,246)

	$37,415,725	—	(229,415)	—	156,858	(4,025,588)	—	—	33,317,580	(4,025,588)

Strategic Income Fund
Corporate Bonds	$1,125	—	—	—	—	(200)	—	—	925	(200)

Ultra Growth Fund
Common Stocks	$914	—	—	—	—	—	—	—	914	—
Preferred Stocks	2,018,982	—	—	—	—	(331,988)	—	—	1,686,994	(331,988)
Limited Partnership Interest	4,198,989	—	(212,418)	—	146,136	(120,664)	—	—	4,012,043	(120,664)

	$6,218,885	—	(212,418)	—	146,136	(452,652)	—	—	5,699,951	(452,652)

World Innovators Fund
Common Stocks	$65	—	—	—	—	—	—	—	65	—
Limited Partnership Interest	316,673	—	(16,997)	—	10,722	(7,580)	—	—	302,818	(7,580)

	$316,738	$—	$(16,997)	$—	$10,722	$(7,580)	$—	$—	$302,883	$(7,580)

Notes to Schedule of Investments (continued)

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 12/31/14	Valuation Technique	Unobservable Input	Range (Average)
Micro Cap Value	Direct Venture Capital Investments: Pharmaceuticals	$1,366,314	Probability of warrant exercise	Exercise price	*
			Probability of no warrant exercise	Remaining value
Micro Cap Value	Private Investment in Public Equity: Health Care Services	$2,713,922	Amortized discount on common shares	Discount for lack of marketability	4%
Small Cap Growth Fund	Direct Venture Capital Investments: Biotechnology	$359,153	Market comparable companies	EV/R** multiple	0.7 – 2.2(1.4)
				Discount for lack of marketability	20%
Small Cap Growth Fund	Direct Venture Capital Investments: Oil & Gas Equipment & Services	$11,643,564	Market comparable companies	EV/R** multiple	2.8 – 10.4(5.6)
				Discount for lack of marketability	20%
Ultra Growth Fund	Direct Venture Capital Investments: Biotechnology	$89,789	Market comparable companies	EV/R** multiple	0.7 – 2.2(1.4)
				Discount for lack of marketability	20%
Ultra Growth Fund	Direct Venture Capital Investments: Health Care Technology	$722,447	Market comparable companies	EBITDA*** multiple	3.8 – 17.1(11.6)
				EV/R** multiple	0.4 – 4.4(2.1)
				Discount for lack of marketability	20%
Ultra Growth Fund	Direct Venture Capital Investments: Oil & Gas Equipment & Services	$872,320	Market comparable companies	EV/R** multiple	2.8 – 10.4(5.6)
				Discount for lack of marketability	20%

*	The exercise price of the warrant will be within a range; the actual price is not set at this time. As such, this valuation is directionally sensitive to the determination of the exercise price within the range.
**	Enterprise-Value-To-Revenue Multiple – (“EV/R”) A measure of the value of a stock that compares a company’s enterprise value to its revenue.
***	Earnings Before Interest, Taxes, Depreciation and Amortization (“EBITDA”) is net income with interest, taxes, depreciation, and amortization added back to it, and can be used to analyze and compare profitability between companies and industries because it eliminates the effects of financing and accounting decisions.

Changes in book value multiples, EBITDA multiples, and EV/R multiples, each in isolation, may change the fair value of an investment. Generally, a decrease in these multiples will result in a decrease in the fair value of an investment.

The Funds’ other Level 3 investments have been valued using unadjusted third-party transactions and quotations, unadjusted historical third party information or the unadjusted NAV of an investment in private investment companies. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Other information regarding the Funds is available in the Funds’ most recent Prospectus and Report to Shareholders. This information is available on the Funds’ website at www.WasatachFunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS TRUST

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: February 26, 2015

By:	/s/ Cindy B. Firestone
Cindy B. Firestone
Treasurer (principal financial officer) of Wasatch Funds Trust

Date: February 26, 2015